                                                              File Nos. 33-32569
                                                                        811-4296

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933                                [X]

                          Pre-Effective Amendment No.                        [ ]


                        Post-Effective Amendment No. 23                      [X]

                                     and/or
                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940                           [X]


                                Amendment No. 38

                        (Check appropriate box or boxes)
                          VARIABLE ANNUITY ACCOUNT ONE
                           (Exact Name of Registrant)

                     Anchor National Life Insurance Company
                               (Name of Depositor)

                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code
                                 (310) 772-6000

                              Susan L. Harris, Esq.
                     Anchor National Life Insurance Company
                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:


            immediately upon filing pursuant to paragraph (b) of Rule 485
         --
         X  on May 1, 2000 pursuant to paragraph (b) of Rule 485
         --
            60 days after filing pursuant to paragraph (a)(1) of Rule 485
         --
            on _____________ pursuant to paragraph (a)(1) of Rule 485
         --

                            VARIABLE SEPARATE ACCOUNT

                              Cross Reference Sheet

                               PART A - PROSPECTUS


Item Number in Form N-4                                              Caption
-----------------------                                              -------
1.             Cover Page.............................               Cover Page

2.             Definitions............................               Definitions

3.             Synopsis...............................               Summary; Fee Tables;
                                                                     Examples

4.             Condensed Financial Information........               Condensed Financial
                                                                     Information; Financial
                                                                     Statements

5.             General Description of Registrant,
               Depositor and Portfolio Companies......               Description of
                                                                     Anchor National, the
                                                                     Separate Account and
                                                                     the General Account;
                                                                     Variable Portfolio
                                                                     Options; Fixed
                                                                     Account Option

6.             Deductions.............................               Contract Charges

7.             General Description of
               Variable Annuity Contracts.............               Description of the
                                                                     Contracts

8.             Annuity Period.........................               Income Phase

9.             Death Benefit..........................               Description of the
                                                                     Contract

10.            Purchases and Contract Value...........               Purchases, Withdrawals
                                                                     and Contract Value;
                                                                     Distribution of Contracts

11.            Redemptions............................               Purchases, Withdrawals
                                                                     and Contract Value;
                                                                     Contract Charges

12.            Taxes..................................               Taxes

13.            Legal Proceedings......................               Legal Proceedings

14.            Table of Contents of Statement
               of Additional Information..............               Statement of Additional
                                                                     Information

                  PART B - STATEMENT OF ADDITIONAL INFORMATION


         Certain information required in part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

Item Number in Form N-4                               Caption
-----------------------                               -------

15.      Cover Page.............................      Cover Page

16.      Table of Contents......................      Table of Contents

17.      General Information and History........      Not Applicable

18.      Services...............................      Not Applicable

19.      Purchase of Securities Being Offered...      Variable Portfolio
                                                      Options (P)

20.      Underwriters...........................      Distributors

21.      Calculation of Performance Data........      Performance Data

22.      Annuity Payments.......................      Income Phase (P); Income
                                                      Payments

23.      Financial Statements...................      Financial Statements


                                     PART C

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                    ICAP II
                                   PROSPECTUS

                                  MAY 1, 2000


               FLEXIBLE PAYMENT GROUP DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                               IN CONNECTION WITH

                          VARIABLE ANNUITY ACCOUNT ONE


     The annuity has 10 investment choices -- 1 fixed account option and 9 variable investment portfolios listed below. The one year fixed account option is funded through Anchor National's General Account. Each of the 9 variable investment portfolios invest solely in the shares of one of the following currently available divisions of the Anchor Series Trust:



    - Capital Appreciation Portfolio             - Multi-Asset Portfolio
    - Growth Portfolio                           - High Yield Portfolio
    - Natural Resources Portfolio                - Government and Quality Bond Portfolio
    - Growth and Income Portfolio                - Money Market Portfolio
    - Strategic Multi-Asset Portfolio


     Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the ICAP II contract.


     To learn more about the annuity offered by this prospectus, obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2000. The SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears on page 27 of this prospectus. For a free copy of the SAI, call us at (800)445-SUN2 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.


     In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by Anchor National.

     ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. ANNUITIES ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS CRIMINAL.

                               TABLE OF CONTENTS


                                                                   PAGE
ITEM                                                               ----
DEFINITIONS......................................................     3
SUMMARY..........................................................     4
FEE TABLES.......................................................     7
EXAMPLES.........................................................     8
CONDENSED FINANCIAL INFORMATION -- ACCUMULATION UNIT VALUES......     9
PERFORMANCE DATA.................................................    10
DESCRIPTION OF ANCHOR NATIONAL, THE SEPARATE ACCOUNT AND THE
  GENERAL ACCOUNT................................................    10
     Anchor National Life Insurance Company......................    10
     Reinsurance of Previously Issued Contracts..................    11
     Separate Account............................................    11
     General Account.............................................    12
VARIABLE PORTFOLIO OPTIONS.......................................    12
     Voting Rights...............................................    13
     Substitution of Securities..................................    13
FIXED ACCOUNT OPTION.............................................    13
     Allocations.................................................    13
CONTRACT CHARGES.................................................    13
     Insurance Charges...........................................    14
     Withdrawal Charges..........................................    14
     Investment Charges..........................................    14
     Contract Maintenance Fee....................................    14
     Transfer Fee................................................    14
     Annuity Charge..............................................    15
     Premium Tax.................................................    15
     Income Taxes................................................    15
     Reduction or Elimination of Charges and Expenses, and
      Additional Amounts Credited................................    15
     Free Withdrawal Amount......................................    15
DESCRIPTION OF THE CONTRACTS.....................................    16
     Summary.....................................................    16
     Ownership...................................................    16
     Annuitant...................................................    16
     Modification of the Contract................................    16
     Assignment..................................................    16
     Death Benefit...............................................    16
PURCHASES, WITHDRAWALS AND CONTRACT VALUE........................    17
     Purchase Payments...........................................    17
     Automatic Dollar Cost Averaging Program.....................    18
     Allocation of Purchase Payments.............................    18
     Accumulation Units..........................................    19
     Free Look...................................................    19
     Transfers During the Accumulation Phase.....................    19
     Distribution of Contracts...................................    20
     Withdrawals.................................................    21
     Systematic Withdrawal Program...............................    21
     Texas Optional Retirement Program...........................    21
     Minimum Contract Value......................................    22
INCOME PHASE.....................................................    22
     Annuity Date................................................    22
     Income Options..............................................    22
     Transfers During the Income Phase...........................    23
     Deferment of Payments.......................................    24
ADMINISTRATION...................................................    24
TAXES............................................................    24
     Annuity Contracts in General................................    24

                                                                   PAGE
ITEM                                                               ----
     Tax Treatment of Distributions -- Non-Qualified Contracts...    25
     Tax Treatment of Distributions -- Qualified Contracts.......    25
     Minimum Distributions.......................................    25
     Diversification.............................................    26
CUSTODIAN........................................................    26
LEGAL PROCEEDINGS................................................    26
REGISTRATION STATEMENTS..........................................    26
ADDITIONAL INFORMATION ABOUT THE SEPARATE ACCOUNT................    27
FINANCIAL STATEMENTS.............................................    27
APPENDIX A -- PREMIUM TAXES......................................   A-1


--------------------------------------------------------------------------------

                                  DEFINITIONS
--------------------------------------------------------------------------------

     The following terms, as used in this prospectus, have the indicated meanings:

ACCUMULATION PHASE -- The period during which you invest money in your contract.

ACCUMULATION UNIT -- A unit of measurement which we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT(S) -- The person(s) on whose life (lives) we base income payments.

ANNUITY DATE -- The date on which income payments begin, as selected by you.

ANNUITY UNIT(S) -- A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY -- The person designated to receive any benefits under the contract if you or the Annuitant dies.

INCOME PHASE -- The period during which we make income payments to you.

IRS -- The Internal Revenue Service.

NON-QUALIFIED (CONTRACT) -- A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

PURCHASE PAYMENTS -- The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.

QUALIFIED (CONTRACT) -- A contract purchased with pre-tax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

TRUST -- Anchor Series Trust, an open-end management investment company.

VARIABLE PORTFOLIO(S) -- The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the Trust.

--------------------------------------------------------------------------------

                                    SUMMARY
--------------------------------------------------------------------------------

     This summary sets forth some of the more important points that you should know and consider before purchasing the ICAP II Variable Annuity. The remainder of the prospectus discusses the topics in more detail. We urge you to read it carefully and retain it, and the prospectus for the Trust attached hereto, for future reference.

WHAT IS AN ANNUITY CONTRACT?

     An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

     The ICAP II Variable Annuity is a contract between you and Anchor National Life Insurance Company (Anchor National, the Company, Us, We). It is designed to help you invest on a tax deferred basis and meet long-term financial goals, such as retirement funding.

     Like most annuities, this contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. Your earnings are based on the investment performance of the Variable Portfolios you allocate money to and/or the interest rate earned on the fixed account option. During the Income Phase, you will receive income payments from your annuity. Depending on the option you choose, your payments may be fixed in dollar amount, may vary with investment performance of the Variable Portfolios or be a combination of both. Among other factors, the amount of money you are able to accumulate in your contract during the Accumulation Phase will determine the amount of your payments during the Income Phase.

WHAT IS THE DIFFERENCE BETWEEN A VARIABLE ANNUITY AND A FIXED ANNUITY?

     A fixed annuity earns interest at a fixed rate guaranteed by the insurance company. A variable annuity typically provides a fixed account option but also provides Variable Portfolios. The Variable Portfolios are similar to a mutual fund, but are only available through the purchase of an annuity. Most significantly, you as the contract owner bear the entire investment risk with respect to any Purchase Payments allocated to the Variable Portfolios of an annuity. This means that the value of your contract will go up and down, depending on the performance of the Variable Portfolios.


     The ICAP II Variable Annuity is a variable annuity with one fixed account option and nine Variable Portfolios.


WHAT ARE THE INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT?

     You may allocate money to the following Variable Portfolios of the Trust:


        - Capital Appreciation Portfolio               - Multi-Asset Portfolio
        - Growth Portfolio                             - High Yield Portfolio
        - Natural Resources Portfolio                  - Government and Quality Bond
        - Growth and Income Portfolio                    Portfolio
        - Strategic Multi-Asset Portfolio              - Money Market Portfolio

     You may also allocate money to the fixed account option for a period of one year. We call this time period the guarantee period. Anchor National guarantees the interest rate credited to money in the fixed account option. The interest rate offered for the guarantee period may differ from time to time, but we will never credit less than a 4% annual effective rate.

     During the Accumulation Phase, you may transfer among the Variable Portfolios and/or the fixed account option. Fifteen free transfers are permitted per contract year. After that, we assess a transfer fee.

HOW MAY I ACCESS MY MONEY?

     During the Accumulation Phase, you may withdraw money from your contract at any time. After your first contract year, the first withdrawal you take each contract year will be free of a withdrawal charge if it does not exceed the greater of 10% of your total Purchase Payments still subject to a withdrawal charge, less prior withdrawals or Purchase Payments out of penalty minus prior withdrawals.

     Withdrawals in excess of these limits may be assessed a withdrawal charge. Generally, withdrawals may be made from your contract in the amount of $500 or more. You may request withdrawals in writing or by establishing systematic withdrawals. Under systematic withdrawals, the minimum withdrawal amount is $250.

     There are no withdrawal charges on that portion of your money invested for five years or more. Of course, upon a withdrawal you may have to pay income tax. A 10% IRS penalty tax may also apply if you are under age 59 1/2. Additionally, we do not assess withdrawal charges upon payment of a death benefit.

CAN I EXAMINE THE CONTRACT?

     You may cancel your contract within ten days of your receipt of the contract (or longer if required by state law) by mailing it to our Annuity Service Center. Your contract will be treated as void on the date we receive it and we will refund an amount equal to the contract value (unless otherwise required by state law). Its value may be more or less than the money you initially invested.

WHAT ARE THE CHARGES AND DEDUCTIONS UNDER A CONTRACT?

     Each year, we deduct a $30 contract maintenance fee from your contract. We also deduct insurance charges which equal 1.40% annually of the average daily value of your contract allocated to the Variable Portfolios. The insurance charges include: mortality and expense risk, 1.25%, and distribution expense,
 .15%.


     As with other professionally managed investments, there are also investment charges imposed on contracts with money allocated to the Variable Portfolios, which are estimated to range from .66% to 1.46%.


     If you take money out in excess of the free withdrawal amount allowed for in your contract, you may be assessed a withdrawal charge which is a percentage of the Purchase Payments you withdraw. The percentage declines with each year the money is in the contract as follows:

----------------------------------------------------------------------------------
 YEAR                            1        2        3        4        5        6
----------------------------------------------------------------------------------
 WITHDRAWAL CHARGE              5%       4%       3%       2%       1%       0%
----------------------------------------------------------------------------------

     Each year, you are allowed to make 15 transfers without charge. After your first 15 free transfers, a $25 transfer fee ($10 in Pennsylvania and Texas) will apply to each subsequent transfer.

     In a limited number of states, you may also be assessed a state premium tax of up to 3.5% depending upon the state.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT?

     If you die during the Accumulation Phase of your contract, your Beneficiary will receive a death benefit.

     The death benefit is the greater of:

     1. the value of your contract at the time we receive satisfactory proof of death; or

     2. total Purchase Payments less any withdrawals and partial annuitizations (and any fees or charges applicable to such distributions), compounded at a 5% annual growth rate; or

     3. after your fifth contract year, your contract value on the last contract anniversary plus any Purchase Payments and less any withdrawals and partial annuitizations (and any fees or charges applicable to such distributions) since that contract anniversary.

WHAT ARE THE AVAILABLE INCOME OPTIONS UNDER THE CONTRACT?

     You can select from one of three income options:

       (1) payments for your lifetime, but for not less than 10 or 20 years;

       (2) payments for your lifetime and your survivor's lifetime;

       (3) payments for a specified period of 5 to 30 years.

     You will also need to decide when your income payments begin and if you want your income payments to fluctuate with investment performance or remain constant. Once you begin receiving income payments, you cannot change your income option.

     If your contract is part of a Non-qualified retirement plan (one that is established with after-tax dollars), payments during the Income Phase are considered partly a return of your original investment. The "original investment" part of each payment is not taxable as income. For contracts which are part of a Qualified retirement plan using before-tax dollars, the entire payment is taxable as income.

--------------------------------------------------------------------------------

                                   FEE TABLES
--------------------------------------------------------------------------------

                           OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE (AS A PERCENTAGE OF EACH PURCHASE PAYMENT):

YEAR
       One..................................................     5%
       Two..................................................     4%
       Three................................................     3%
       Four.................................................     2%
       Five.................................................     1%
       Six and later........................................     0%
ANNUAL CONTRACT MAINTENANCE FEE.............................    $30
TRANSFER FEE................................................    $25*
(no transfer fee applies to the first 15 transfers in a
  contract year)

---------------
* $10 in Texas and Pennsylvania.
--------------------------------------------------------------------------------

                        ANNUAL SEPARATE ACCOUNT EXPENSES
                   (AS A PERCENTAGE OF DAILY NET ASSET VALUE)

MORTALITY RISK CHARGE.......................................  0.90%
EXPENSE RISK CHARGE.........................................  0.35%
DISTRIBUTION EXPENSE CHARGE.................................  0.15%
                                                              ----
       TOTAL EXPENSE CHARGE.................................  1.40%
                                                              ====

---------------

                             ANNUAL TRUST EXPENSES
             (AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE TRUST'S

                     FISCAL YEAR, ENDED DECEMBER 31, 1999):



                                                                                       TOTAL ANNUAL
                                                   MANAGEMENT FEE    OTHER EXPENSES      EXPENSES
                                                   --------------    --------------    ------------
Capital Appreciation.............................      0.62%             0.05%            0.67%
Growth...........................................      0.68%             0.05%            0.73%
Natural Resources................................      0.75%             0.25%            1.00%
Growth and Income................................      0.70%             0.21%            0.91%
Strategic Multi-Asset*...........................      1.00%             0.46%            1.46%
Multi-Asset......................................      1.00%             0.08%            1.08%
High Yield.......................................      0.70%             0.46%            1.16%
Government & Quality Bond**......................      0.60%             0.06%            0.66%
Money Market.....................................      0.50%             0.17%            0.67%


---------------

THE ABOVE EXPENSES WERE PROVIDED BY THE TRUST. THE COMPANY HAS NOT VERIFIED THE ACCURACY OF THE INFORMATION.


 * Effective August 6, 1999, shares of the Foreign Securities Portfolio were replaced with shares of the Strategic Multi-Asset Portfolio.



** Effective August 6, 1999, shares of the Fixed Income Portfolio were replaced with shares of the Government and Quality Bond Portfolio.

--------------------------------------------------------------------------------

                                    EXAMPLES
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in each Variable Portfolio, assuming 5% annual return on assets, and:

        (a) surrender of the contract at the end of the applicable time period or switch to the Income Phase using Income Option 3; and

        (b) if the contract is not surrendered or is switched to the Income Phase using Income Options 1 or 2.


                                                                    TIME PERIODS
                                                      ----------------------------------------
                VARIABLE PORTFOLIO                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                ------------------                    ------    -------    -------    --------
Capital Appreciation..............................    A $71      $ 96       $124        $245
                                                      B $21      $ 66       $114        $245
Growth............................................    A $72      $ 98       $127        $251
                                                      B $22      $ 68       $117        $251
Natural Resources.................................    A $75      $106       $140        $278
                                                      B $25      $ 76       $130        $278
Growth and Income.................................    A $74      $103       $136        $269
                                                      B $24      $ 73       $126        $269
Strategic Multi-Asset*............................    A $79      $120       $163        $322
                                                      B $29      $ 90       $153        $322
Multi-Asset.......................................    A $76      $109       $144        $286
                                                      B $26      $ 79       $134        $286
High Yield........................................    A $76      $111       $148        $294
                                                      B $26      $ 81       $138        $294
Government and Quality Bond**.....................    A $71      $ 96       $123        $243
                                                      B $21      $ 66       $113        $243
Money Market......................................    A $71      $ 96       $124        $244
                                                      B $21      $ 66       $114        $244


---------------

* Effective August 6, 1999, shares of the Foreign Securities Portfolio were replaced with shares of the Strategic Multi-Asset Portfolio.



** Effective August 6, 1999, shares of the Fixed Income Portfolio were replaced with shares of the Government and Quality Bond Portfolio.


EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the fee tables is to show you the various expenses you would incur directly and indirectly by investing in the contract. The table reflects expenses of the separate account as well as the Trust. The examples do not illustrate the tax consequences of surrendering the contract.

2. The examples assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the examples.

3. For purposes of the amounts reported in the examples, the contract maintenance fee is calculated by dividing the total amount of contract maintenance fees anticipated to be collected during the year by the total net assets of the separate account's divisions and the related fixed accounts assets.

4. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------

                        CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

                                                                           FISCAL YEAR ENDED
                                     ---------------------------------------------------------------------------------------------
     SEPARATE ACCOUNT DIVISION       12/31/90    12/31/91    12/31/92    12/31/93    12/31/94    12/31/95    12/31/96    12/31/97
     -------------------------       ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Foreign Securities
  Beginning AUV....................   $13.32      $11.45      $11.26      $ 9.64      $12.39      $11.83      $13.13      $14.43
  End AUV..........................   $11.45      $11.26      $ 9.64      $12.39      $11.83      $13.13      $14.43      $14.08
  Ending Number of AUs (000).......    2,875       2,623       2,878       5,512       5,328       3,704       3,043       2,362
Capital Appreciation
  Beginning AUV....................   $12.08      $ 9.97      $15.36      $19.09      $22.79      $21.62      $28.68      $35.39
  End AUV..........................   $ 9.97      $15.36      $19.09      $22.79      $21.62      $28.68      $35.39      $43.78
  Ending Number of AUs (000).......    2,553       2,834       4,148       5,413       5,136       4,751       4,348       3,633
Growth
  Beginning AUV....................   $19.79      $18.99      $26.36      $27.40      $29.12      $27.36      $34.08      $42.03
  End AUV..........................   $18.99      $26.36      $27.40      $29.12      $27.36      $34.08      $42.03      $54.05
  Ending Number of AUs (000).......    7,465       8,053       9,030       8,345       5,853       5,375       4,556       3,847
Natural Resources
  Beginning AUV....................   $12.86      $10.77      $11.13      $11.25      $15.11      $15.05      $17.43      $19.61
  End AUV..........................   $10.77      $11.13      $11.25      $15.11      $15.05      $17.43      $19.61      $17.68
  Ending Number of AUs (000).......    1,323         810         748       1,142       1,220         997         788         600
Growth and Income
  Beginning AUV....................   $11.04      $10.50      $13.12      $15.55      $18.70      $16.67      $19.16      $22.69
  End AUV..........................   $10.50      $13.12      $15.55      $18.70      $16.67      $19.16      $22.69      $28.81
  Ending Number of AUs (000).......    1,184       1,034       1,424       2,057       1,915       1,521       1,346       1,439
Strategic Multi-Asset*
  Beginning AUV....................   $12.13      $11.06      $13.55      $13.88      $15.78      $15.16      $18.35      $20.78
  End AUV..........................   $11.06      $13.55      $13.88      $15.78      $15.16      $18.35      $20.78      $23.43
  Ending Number of AUs (000).......    7,487       6,289       5,447       4,546       3,958       3,213       2,579       2,123
Multi-Asset
  Beginning AUV....................   $11.91      $11.93      $14.98      $15.97      $16.90      $16.39      $20.19      $22.67
  End AUV..........................   $11.93      $14.98      $15.97      $16.90      $16.39      $20.19      $22.67      $27.09
  Ending Number of AUs (000).......   11,811      10,975      11,719      10,510       8,354       6,930       5,585       4,627
High Yield
  Beginning AUV ...................   $12.48      $11.01      $14.44      $16.24      $19.07      $17.96      $21.03      $23.17
  End AUV..........................   $11.01      $14.44      $16.24      $19.07      $17.96      $21.03      $23.17      $25.42
  Ending Number of AUs (000).......    1,791       2,247       2,813       4,000       2,489       2,088       1,872       1,504
Fixed Income
  Beginning AUV....................   $16.78      $17.84      $20.31      $21.34      $22.71      $21.67      $25.46      $25.73
  End AUV..........................   $17.84      $20.31      $21.34      $22.71      $21.67      $25.46      $25.73      $27.76
  Ending Number of AUs (000).......    1,851       1,813       1,785       1,657       1,183       1,006         824         636
Government & Quality Bond**
  Beginning AUV....................   $17.04      $18.15      $21.00      $22.13      $23.63      $22.60      $26.60      $26.99
  End AUV..........................   $18.15      $21.00      $22.13      $23.63      $22.60      $26.60      $26.99      $29.16
  Ending Number of AUs (000).......    8,183       8,917       8,626       7,256       6,270       4,038       3,422       2,546
Money Market
  Beginning AUV....................   $13.73      $14.61      $15.23      $15.53      $15.72      $16.10      $16.77      $17.36
  End AUV..........................   $14.61      $15.23      $15.53      $15.72      $16.10      $16.77      $17.36      $18.00
  Ending Number of AUs (000).......   11,858       7,594       7,824       5,746       7,324       5,320       4,090       3,755

                                       FISCAL YEAR ENDED
                                     ---------------------
     SEPARATE ACCOUNT DIVISION       12/31/98    12/31/99
     -------------------------       ---------   ---------
Foreign Securities
  Beginning AUV....................  $   14.08      $15.37
  End AUV..........................  $   15.37           0
  Ending Number of AUs (000).......      1,794           0
Capital Appreciation
  Beginning AUV....................  $   43.78      $52.75
  End AUV..........................  $   52.75      $87.36
  Ending Number of AUs (000).......      3,007       2,495
Growth
  Beginning AUV....................  $   54.05      $68.72
  End AUV..........................  $   68.72      $86.02
  Ending Number of AUs (000).......      3,391       2,780
Natural Resources
  Beginning AUV....................  $   17.68      $14.41
  End AUV..........................  $   14.41      $20.11
  Ending Number of AUs (000).......        430         329
Growth and Income
  Beginning AUV....................  $   28.81      $36.98
  End AUV..........................  $   36.98      $42.22
  Ending Number of AUs (000).......      1,329       1,106
Strategic Multi-Asset*
  Beginning AUV....................  $   23.43      $26.63
  End AUV..........................  $   26.63      $33.63
  Ending Number of AUs (000).......      1,727       2,230
Multi-Asset
  Beginning AUV....................  $   27.09      $33.24
  End AUV..........................  $   33.24      $36.87
  Ending Number of AUs (000).......      3,837       3,173
High Yield
  Beginning AUV ...................  $   25.42      $23.95
  End AUV..........................  $   23.95      $24.97
  Ending Number of AUs (000).......      1,036         776
Fixed Income
  Beginning AUV....................  $   27.76      $29.57
  End AUV..........................  $   29.57           0
  Ending Number of AUs (000).......        571           0
Government & Quality Bond**
  Beginning AUV....................  $   29.16      $31.37
  End AUV..........................  $   31.37      $30.44
  Ending Number of AUs (000).......      2,052       2,312
Money Market
  Beginning AUV....................  $   18.00      $18.66
  End AUV..........................  $   18.66      $19.28
  Ending Number of AUs (000).......      3,367       3,131


------------------------------

AUV -- Accumulation Unit Value.
 AU -- Accumulation Units.


* Effective August 6, 1999, shares of the Foreign Securities Portfolio were replaced with shares of the Strategic Multi-Asset Portfolio.



** Effective August 6, 1999, shares of the Fixed Income Portfolio were replaced with shares of the Government and Quality Bond Portfolio.

--------------------------------------------------------------------------------

                                PERFORMANCE DATA
--------------------------------------------------------------------------------

     We advertise the Money Market Portfolio's "yield" and "effective yield." Both figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Portfolio refers to the net income generated for a contract funded by an investment in the Money Market Portfolio over a seven-day period. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Money Market Portfolio is assumed to be reinvested at the end of each seven-day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven-day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

     In addition, the separate account may advertise "total return" data for its other Variable Portfolios. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Money Market Portfolio. The effect of applicable withdrawal charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.

     The separate account may also advertise an annualized 30-day (or one month) yield figure for Variable Portfolios other than the Money Market Portfolio. These yield figures are based upon the actual performance of the Variable Portfolio over a 30-day (or one month) period ending on a date specified in the advertisement. Like the total return data described above, the 30-day (or one month) yield data will reflect the effect of all recurring contract charges (but will not reflect any withdrawal charges or premium taxes). The yield figure is derived from net investment gain (or loss) over the period expressed as a fraction of the investment's value at the end of the period.

     More detailed information on the computation of advertised performance data for the separate account is contained in the SAI.

--------------------------------------------------------------------------------

              DESCRIPTION OF ANCHOR NATIONAL, THE SEPARATE ACCOUNT
                            AND THE GENERAL ACCOUNT
--------------------------------------------------------------------------------

ANCHOR NATIONAL LIFE INSURANCE COMPANY

     Anchor National is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067-6022. We conduct life insurance and annuity business in the District of Columbia and all states except New York. We are an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

     Anchor National and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, CalAmerica Life Insurance Company, SunAmerica National Life Insurance Company, SunAmerica Asset Management Corp., Resources Trust Company and six broker-dealers, specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds, premium finance, broker-dealer services and trust administration services.

     Anchor National may advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of Anchor National's financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. These ratings do not relate to the performance of the Variable Portfolios.

REINSURANCE OF PREVIOUSLY ISSUED CONTRACTS

     On November 13, 1989, SunAmerica Inc., Anchor National, Integrated Resources, Inc. ("IRI") and Integrated Resources Life Insurance Company ("IR Life") entered into an agreement which amended a stock purchase agreement dated November 1, 1989 (the "Stock Purchase Agreement") between SunAmerica Inc. and IRI. Under the Stock Purchase Agreement, as amended, Anchor National acquired, on an assumption reinsurance basis, the variable annuity contracts of IR Life, including contracts which except, for the issuer, are identical in all material respects ("reinsured contracts") to the contracts offered by this prospectus. Thus, Anchor National has all the liabilities and obligations under the reinsured contracts. All future payments made under the reinsured contracts will be made directly to or by Anchor National.

     If you are a reinsured contract owner, you have the same contract rights and the same contract values as you did before the reinsurance transaction. However, Anchor National, instead of IR Life, will fulfill the terms of your contract. Pursuant to the reinsurance agreement, the separate account originally held by IR Life with all of its assets was transferred to Anchor National. Thus, as of the effective date of the reinsurance closing, the assets of the separate account are only available to satisfy our obligations under the variable annuity contracts issued by the separate account. The separate account is not chargeable with liabilities out of any other business that IR Life has conducted, and the assets of the separate account cannot be reached by IRI or IRI's creditors. (SEE SEPARATE ACCOUNT BELOW).

     The Stock Purchase Agreement, as amended, also provided for the sale of Integrated Resources Asset Management Corp. ("IRAM") to SunAmerica Inc. This transaction constituted a change in the control of IRAM. A change in the control of IRAM constitutes an assignment of the Investment Management Agreement and series of investment management contracts between IRAM and the Trust, and the Sub-Advisory Agreement and series of sub-advisory contracts with Wellington Management Company, LLP. These agreements and contracts terminate automatically in the event of their assignment. New agreements were approved by the Trust's Board of Trustees and by shareholders on February 13, 1990. In connection with the sale of IRAM to SunAmerica Inc., IRAM's name was changed to SunAmerica Asset Management Corp. ("SAAMCo").

SEPARATE ACCOUNT

     The separate account was originally established by IR Life pursuant to Iowa insurance law on January 21, 1985. In fulfillment of the reinsurance agreement, the separate account was assumed intact by Anchor National on January 18, 1990 and reestablished under California insurance laws. In connection with the redomestication of Anchor National, the establishment of the separate account was ratified by the Company under Arizona insurance laws. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or Anchor National by the SEC.

     On September 24, 1990, Variable Annuity Account One(c) ("separate account(c)") was merged with and into the separate account. The separate account(c) was a separate account originally established by The Capitol Life Insurance Company, a subsidiary of IRI, pursuant to Colorado insurance law on September 23, 1986, and used to fund variable annuity contracts ("Capitol contracts") that are in all material respects identical to the contracts. The Capitol contracts were reinsured to IR Life and, on January 18, 1990, reinsured to us. As a result of the merger, the reinsured Capitol contracts are now funded through the separate account. As is the case with the contracts, the reinsured Capitol contracts were (and continue to be) ultimately funded by the Variable Portfolios of the Trust and by the general account of Anchor National. The merger did not affect any of the rights and obligations of the reinsured Capitol contract owners and Anchor National under the reinsured Capitol contracts or those of contract owners and Anchor National under the contracts. The merger did not affect those owners' contract values.

     The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Anchor National owns the assets of the separate account. However, the assets in the separate account are not chargeable with liabilities arising our of any other business conducted by Anchor National. Income, gains and losses (realized and unrealized), resulting from assets in the separate account are credited to or charged against the separate account without regard to other income, gains or losses of Anchor National.

GENERAL ACCOUNT

     Money allocated to the fixed account option goes into Anchor National's general account. The general account consists of all of Anchor National's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any Anchor National contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

--------------------------------------------------------------------------------

                           VARIABLE PORTFOLIO OPTIONS
--------------------------------------------------------------------------------


     The contract currently offers nine Variable Portfolios. These Variable Portfolios invest in shares of the Trust. These Variable Portfolios operate similarly to a mutual fund but are only available through the purchase of this annuity contract. The Variable Portfolios are:



        EQUITY PORTFOLIOS                              FIXED INCOME PORTFOLIOS
        - CAPITAL APPRECIATION                         - HIGH YIELD
        - GROWTH                                       - GOVERNMENT AND QUALITY BOND
        - NATURAL RESOURCES                            - MONEY MARKET
        - GROWTH AND INCOME
        MANAGED PORTFOLIOS
        - STRATEGIC MULTI-ASSET
        - MULTI-ASSET


     The Trust is an open-end diversified management investment company registered under the Investment Company Act of 1940. While a brief summary of the investment objectives is set forth below, more comprehensive information, including a discussion of potential risks, is found in the prospectus for the Trust, attached or enclosed. SAAMCo, an affiliate of Anchor National, is the investment manager for the Trust. Wellington Management Company, LLP, which is not affiliated with Anchor National, serves as sub-adviser for the Trust.

     There is no assurance that the investment objective of any of the Variable Portfolios will be met. The contract owners bear the complete investment risk for Purchase Payments allocated to a division. Contract values will fluctuate in accordance with the investment performance of the division(s) to which Purchase Payments are allocated, and in accordance with the imposition of the fees and charges assessed under the contracts.

     Shares of the Trust are and will be issued and redeemed only in connection with investments in and payments under variable contracts sold by the company and its affiliate, First SunAmerica Life Insurance Company, as well as two unaffiliated companies, Presidential Life Insurance Company and Phoenix Mutual Life Insurance Company. No disadvantage to contract owners is seen to arise from the fact that the Trust offers its shares in this fashion.

     Additional Variable Portfolios may be established by the Trust from time to time and may be made available to contract owners. However, there is no assurance that this will occur.

VOTING RIGHTS

     Anchor National is the legal owner of the Trust's shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION OF SECURITIES


     If underlying Trust portfolios become unavailable for investment, we may be required to substitute shares of another underlying Trust portfolio. We will seek prior approval of the SEC and give you notice before substituting shares.


--------------------------------------------------------------------------------

                              FIXED ACCOUNT OPTION
--------------------------------------------------------------------------------

ALLOCATIONS

     The contract also offers a fixed account option for a one year period. We call this time period the guarantee period. The fixed account option pays interest at rate set and guaranteed by Anchor National. The interest rate may differ from time to time and is set at our sole discretion. We will never credit less than a 4% annual effective rate to the fixed account option. The interest rate offered for new Purchase Payments may differ from interest rates offered for subsequent Purchase Payments and money already in the fixed account option. Once established, the rates for specified payments do not change during the guarantee period.

     When a guarantee period ends, you may leave your money in the fixed account. You may also reallocate your money to the Variable Portfolios. If you want to reallocate your money you must contact us within 30 days after the end of the current guarantee period and instruct us how to reallocate the money. If we do not hear from you, we will keep your money in the fixed account where it will earn the renewal interest rate applicable at that time.

--------------------------------------------------------------------------------

                                CONTRACT CHARGES
--------------------------------------------------------------------------------

     There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee and withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease. Some states may require that we charge less than the amounts described below.

INSURANCE CHARGES

     The amount of this charge is 1.40% annually, of the value of your contract invested in the Variable Portfolios. We deduct the charge from the Variable Portfolio(s) in which you are invested on a pro-rata basis, daily.

     The insurance charge compensates us for the mortality and expense risks and the costs of contract distribution we assume. If these charges do not cover all expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference.

WITHDRAWAL CHARGES

     The contract provides a free withdrawal amount every year. (SEE CONTRACT CHARGES, FREE WITHDRAWAL AMOUNT, PAGE 15.) If you take money out in excess of the free withdrawal amount, you may incur a withdrawal charge.

     We apply a withdrawal charge against each Purchase Payment you put into the contract. After a Purchase Payment has been in the contract for five complete years, no withdrawal charge applies. The withdrawal charge equals a percentage of Purchase Payments you take out of the contract which are still subject to the withdrawal charge and not previously withdrawn. The withdrawal charge percentage declines each year a Purchase Payment is in the contract, as follows:


------------------------------------------------------------------------------------------------
                YEAR                     1         2         3         4         5         6
------------------------------------------------------------------------------------------------
  WITHDRAWAL CHARGE                     5%        4%        3%        2%        1%        0%
------------------------------------------------------------------------------------------------

     When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

     Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you withdraw all of your contract value, applicable withdrawal charges are deducted from the amount withdrawn.


     We do not assess a withdrawal charge for money withdrawn to pay a death benefit. Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES, PAGE 24.


INVESTMENT CHARGES

     Charges are deducted from the Variable Portfolios for the advisory and other expenses of the underlying Variable Portfolios. THE FEE TABLES LOCATED AT PAGE 7 illustrate these charges and expenses. For more detailed information on these investment charges, refer to the attached prospectus for the Trust.

CONTRACT MAINTENANCE FEE

     During the Accumulation Phase, we subtract a $30 contract maintenance fee from your account, on a pro-rata basis, once per contract year. This charge compensates us for the cost of contract administration. If your contract was issued prior to September 1, 1987, we deduct this fee from your contract on December 31 of each year. In addition, we will waive the fee during the year in which you fully surrender your contract. If your contract was issued on or after September 1, 1987, we deduct the fee on your contract anniversary. If you withdraw your entire contract value, the fee is deducted from that withdrawal.

TRANSFER FEE

     The contract currently provides for 15 free transfers between investment options each contract year. After that, a charge of $25 applies to each additional transfer in any one contract year ($10 in Pennsylvania and Texas). SEE TRANSFERS DURING THE ACCUMULATION PHASE, PAGE 19.

ANNUITY CHARGE

     If you elect to have your income payments made under income option 1, Life Annuity with 10 or 20 Years Guaranteed, or income option 2, Joint and Survivor Life Annuity, we do not assess an annuity charge. If you elect income option 3, Income for a Specified Period, and if your Purchase Payments were made in the contract year in which income payments begin or in any of the four preceding contract years, we may assess an annuity charge. This annuity charge equals the withdrawal charge that would apply if your contract was being surrendered. If income option 3 is elected by your Beneficiary under the death benefit, we will not assess an annuity charge.

PREMIUM TAX

     Certain states charge us a tax on the premiums you pay into the contract. We deduct from your contract these premium tax charges. Currently, we deduct the charge for premium taxes when you take a full withdrawal or begin the Income Phase of the contract or upon your death. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract.

APPENDIX A provides more information about premium taxes.

INCOME TAXES

     We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

     Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria used to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

     We may make such a determination regarding sales to our employees, our affiliates' employees and employees of currently contracted broker-dealers, our registered representatives and immediate family members of all of those described.

     We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

FREE WITHDRAWAL AMOUNT

     There is a Free Withdrawal Amount which applies to the first withdrawal during a Contract Year after the first Contract Year. The Free Withdrawal Amount is equal to the greater of 10% of the aggregate Purchase Payments less prior withdrawals or Purchase Payments in the contract for longer than five years minus prior withdrawals. Alternatively, certain Owners of Non-Qualified Contracts and Contracts issued in connection with IRAs may choose to withdraw via the Systematic Withdrawal Program amounts which in the aggregate add up to 10% of their initial Purchase Payments annually, without charge. The Systematic Withdrawal Program is available under such Contracts which were issued on and after April 1, 1989. To participate in the Systematic Withdrawal Program, Owners must complete an enrollment form (which describes the program) and send it to the Company, c/o its Administrative Service Center. Depending on fluctuations in the net asset value of the Separate Account's Divisions, systematic withdrawals may reduce or even exhaust Contract Value. (See "Purchases and Contract
Value -- Systematic Withdrawal Program").

--------------------------------------------------------------------------------

                          DESCRIPTION OF THE CONTRACTS
--------------------------------------------------------------------------------

SUMMARY

     This contract works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase while you make payments into the contract. The Income Phase begins when you request that we begin making payments to you out of the money accumulated in your contract.

OWNERSHIP

     You, as the contract owner, are entitled to the rights and privileges of the contract. If you die during the Accumulation Phase, your Beneficiary will become the owner of the contract, unless you elect otherwise. Joint owners have equal ownership interests in the contract unless we advise otherwise in writing. Only spouses may be joint owners.

ANNUITANT

     The annuitant is the person on whose life we base income payments. You may change the Annuitant at any time before the Annuity Date. You may also designate a second person on whose life, together with the annuitant, income payments depend. If the annuitant dies before the Annuity Date, you must notify us and select a new annuitant.

MODIFICATION OF THE CONTRACT

     Only the Company's President, a Vice President or Secretary may approve a change or waive a provision of the contract. Any change or waiver must be in writing. We reserve the right to modify the terms of the contract as necessary to comply with changes in applicable law.

ASSIGNMENT

     Contracts issued pursuant to Non-qualified plans that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 ("ERISA") may be assigned by the owner at any time during the lifetime of the Annuitant prior to the Annuity Date. We will not be bound by any assignment until written notice is received by us at our Annuity Service Center. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

     If the contract is issued pursuant to a Qualified plan (or a Non-qualified plan that is subject to Title 1 of ERISA), it may not be assigned, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

     BECAUSE AN ASSIGNMENT MAY BE A TAXABLE EVENT, YOU SHOULD CONSULT A COMPETENT TAX ADVISER SHOULD YOU WISH TO ASSIGN YOUR CONTRACT.

DEATH BENEFIT

     If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary.

     The death benefit is equal to the greater of:

     1. the value of your contract at the time we receive satisfactory proof of death; or

     2. total Purchase Payments less any withdrawals and partial annuitizations (and any fees or charges applicable to such distributions), compounded at a 5% annual growth rate; or

     3. after your fifth contract year, your contract value on the last contract anniversary plus any Purchase Payments and less any withdrawals and partial annuitizations (and any fees or charges applicable to such distributions) since that contract anniversary.

     We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. (SEE INCOME PHASE, INCOME OPTIONS, PAGE 22.)

     You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation.

     We pay the death benefit when we receive satisfactory proof of death. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

     We may require additional proof before we pay the death benefit.

     The death benefit payment must begin immediately upon receipt of all necessary documents. In any event, the death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of the date of your death. If a Beneficiary does not elect a specific form of pay out within 60 days of our receipt of proof of death, we pay a lump sum death benefit to the Beneficiary.

     If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. If the Beneficiary/spouse continues the contract, we do not pay a death benefit to him or her.

--------------------------------------------------------------------------------

                   PURCHASES, WITHDRAWALS AND CONTRACT VALUE
--------------------------------------------------------------------------------

PURCHASE PAYMENTS


     An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.



     The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether your contract is Qualified or Non-qualified for tax purposes. SEE TAXES, PAGE 24.


--------------------------------------------------------------------
                                                     MINIMUM
                          MINIMUM INITIAL           SUBSEQUENT
                          PURCHASE PAYMENT       PURCHASE PAYMENT
--------------------------------------------------------------------
      Qualified                 $100                   $100
--------------------------------------------------------------------
    Non-Qualified              $1,000                  $500
--------------------------------------------------------------------


     Prior Company approval is required to accept Purchase Payments greater than $1,500,000. Also, the optional automatic payment plan allows you to make subsequent Purchase Payments of as little as $25.00.

     The Company reserves the right to refuse any Purchase Payment or subsequent Purchase Payments, including but not limited to any Purchase Payments which would cause the contract value to exceed $1,500,000 at the time of the Purchase Payment. In general, Anchor National will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless you certify that the minimum distribution required by the IRS is being made. In addition, we may not issue a contract to anyone over age 80.


AUTOMATIC DOLLAR COST AVERAGING PROGRAM

     The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer certain amounts of portfolio value from the Money Market Portfolio, Government and Quality Bond Portfolio or the 1-year fixed account option (source accounts) to any other Variable Portfolio. Transfers from the Money Market Portfolio or the Government and Quality Bond Portfolio may be monthly, quarterly, semiannually or annually. You may change the frequency at any time by notifying us by telephone or in writing. Funds in the Money Market Portfolio and the Government and Quality Bond Portfolio may be transferred as a set dollar amount or as a percentage of portfolio value.

     Transfers from the fixed account option must be made on a percentage basis, and may not exceed 8% of the value of the fixed account in any contract year. Transfers from the fixed account may only be made quarterly. The minimum transfer amount under the DCA program is $100, regardless of the source account. You may not participate in the DCA program and the systematic withdrawal program at the same time.

     The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Money Market Portfolio to the Growth and Income Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following hypothetical values:

-----------------------------------------------------------
                       ACCUMULATION            UNITS
      QUARTER           UNIT VALUE           PURCHASED
-----------------------------------------------------------
         1                $ 7.50                100
         2                $ 5.00                150
         3                $10.00                75
         4                $ 7.50                100
         5                $ 5.00                150
         6                $ 7.50                100
-----------------------------------------------------------

     In this example, you paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ALLOCATION OF PURCHASE PAYMENTS

     We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we invest the money according to your last allocation instructions. SEE VARIABLE PORTFOLIO OPTIONS, PAGE 12 AND FIXED ACCOUNT OPTION, PAGE 13.

     In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paperwork at our principal place of business. We allocate your initial purchase payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will:

     - Send your money back to you, or;

     - Ask your permission to keep your money until we get the information necessary to issue the contract.

ACCUMULATION UNITS


     When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the separate account. We base the number of accumulation units you receive on the unit value of the Variable Portfolio as of the day we receive your money, if we receive it before 4:00 p.m., Eastern Standard Time ("EST") or on the next business day's unit value, if we receive your money after 4:00 p.m., EST.


     We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

     We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Multi-Asset Portfolio. The value of an Accumulation Unit for the Multi-Asset Portfolio is $11.10 when the NYSE closes on Wednesday. Your Purchase Payment of $25,000 is then divided by $11.10 and we credit your contract on Wednesday night with 2252.52 Accumulation Units of the Multi-Asset Portfolio.

     Performance of the Variable Portfolios and the charges and expenses under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

     You may cancel your contract within ten days after receiving it (or longer if required by state law). Anchor National calls this a "free look." To cancel, you must mail the contract along with your free look request to the Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. We will refund the value of your contract on the day we receive your request. The amount refunded to you may be more or less than the amount you originally invested.

     Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.

TRANSFERS DURING THE ACCUMULATION PHASE

     During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or the fixed account option. You must transfer at least $500. If less than $500 will remain in any Variable Portfolio after a transfer, that amount must be transferred as well. Transfers from the fixed account option may only be made once each contract year and must be requested during the 30-day period following the end of the applicable 1-year guarantee period.

     You may request transfers of your account value between the Variable Portfolios and/or the fixed account option in writing or by telephone. We currently allow 15 free transfers per contract per year. A charge of $25 ($10 in Pennsylvania and Texas) for each additional transfer in any contract year applies after the first 15 transfers. We may also assess a $25 fee if you move all your money from a Variable Portfolio to another Variable Portfolio within 30 days of the contract issue date. Transfers resulting from your participation in the DCA program count against your 15 free transfers per contract year.

     We accept transfer requests by telephone unless you specify not to on your contract application. Additionally, in the future you may be able to execute transfers or other financial transactions over the internet. When receiving instructions over the telephone, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone. Telephone calls authorizing transfers will be processed on the next business day. The Company reserves the right to terminate or modify the telephone transfer service at any time.

     Upon implementation of internet account transfers we will have appropriate procedures in place to provide reasonable assurance that the transactions executed are genuine. Thus, Anchor National would not be responsible for any claim, loss or expense from any error resulting from instructions received over the internet. If we fail to follow any procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to terminate or modify the internet transfer system or procedure at any time.

     We may limit the number of transfers in any contract year or refuse any transfer request for you or others invested in the contract if we believe that excessive trading or a specific transfer request or group transfer requests may have a detrimental effect on unit values or the share prices of the underlying Variable Portfolios.

     Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to certain rules. We reserve the right to suspend or cancel such acceptance at any time and will notify you accordingly. Additionally, we may restrict the investment options available for transfers during any period in which such third party acts for you. We will notify such third party beforehand regarding any restrictions. However, we will not enforce these restrictions if we are satisfied that:

     - such third party has been appointed by a court of competent jurisdiction to act on your behalf; or

     - such third party is a trustee/fiduciary for you or appointed by you to act on your behalf for all your financial affairs.

     We may provide administrative or other support services to independent third parties you authorize to make transfers on your behalf. We do not currently charge extra for providing these support services. This includes, but is not limited to, transfers between investment options in accordance with market timing strategies. Such independent third parties may or may not be appointed with us for the sale of annuities. However, WE DO NOT ENGAGE ANY THIRD PARTIES TO OFFER INVESTMENT ALLOCATION SERVICES OF ANY TYPE. WE TAKE NO RESPONSIBILITY FOR THE INVESTMENT ALLOCATION AND TRANSFERS TRANSACTED ON YOUR BEHALF BY SUCH THIRD PARTIES OR FOR ANY INVESTMENT ALLOCATION RECOMMENDATIONS MADE BY SUCH PARTIES.

     For information regarding transfers during the Income Phase, SEE INCOME PHASE, TRANSFERS DURING THE INCOME PHASE, PAGE 23.

     We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

DISTRIBUTION OF CONTRACTS

     Registered representatives of broker-dealers sell the contract. Anchor National pays commissions to these representatives for the sale of the contracts. We do not expect the total commissions to exceed 5% of your Purchase Payments. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions. We do not deduct commissions paid to registered representatives directly from your Purchase Payments. No underwriting fees are paid in connection with the distribution of the contract.

     From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell, certain minimum amounts of the contract, or other contracts offered by us. Promotional incentives may change at any time.

     SunAmerica Capital Services, Inc., 733 Third Avenue, 4th Floor, New York, New York 10017 distributes the contracts. SunAmerica Capital Services is an affiliate of Anchor National, is registered as a broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

WITHDRAWALS

     You can access money in your contract in two ways:

     - by making a partial or total withdrawal, and/or;

     - by receiving income payments during the Income Phase. (SEE INCOME PHASE, PAGE 22.)

     Generally, we deduct a withdrawal charge applicable to any total or partial withdrawal. If you withdraw your entire contract value, a deduction for premium taxes and the contract maintenance fee also occurs. (SEE CONTRACT CHARGES, WITHDRAWAL CHARGE, PAGE 14.)

     Under most circumstances, the partial withdrawal minimum is $500. We require that the value left in any investment option be at least $500 after the withdrawal. You must send a written withdrawal request. Unless you provide different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed account option in which your contract is invested.


     Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. (SEE TAXES ON PAGE 24.)


     We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

     Additionally, we reserve the right to defer payments for a withdrawal from the fixed account option. Such deferrals are limited to no longer than six months.

SYSTEMATIC WITHDRAWAL PROGRAM

     During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program, you may choose to take monthly, quarterly, semiannual or annual payments from your contract. Electronic transfer of these funds to your bank account is available. The minimum amount of each withdrawal is $250. You may systematically withdraw up to 10% of your total Purchase Payments each contract year. There must be at least $500 remaining in each Variable Portfolio after a withdrawal from your contract at all times. Withdrawals may be subject to a withdrawal charge and taxation, and a 10% IRS penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program.

     The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. Anchor National reserves the right to modify, suspend or terminate this program at any time.

TEXAS OPTIONAL RETIREMENT PROGRAM

     If you participate in the Texas Optional Retirement Program ("ORP") you must obtain a certificate of termination from your employer before you can redeem your contract. We impose this requirement on you because the Texas Attorney General ruled that participants in ORP may redeem their contract only upon termination of their employment by Texas public institutions of higher education, or upon retirement death or total disability.

MINIMUM CONTRACT VALUE

     Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract value to you.

--------------------------------------------------------------------------------

                                  INCOME PHASE
--------------------------------------------------------------------------------

ANNUITY DATE

     During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after the first full month of your contract. You select the month and year in which you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as discussed under Option 3 below, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.

     Income payments must begin on or before the Annuitant's 85th birthday. If you named joint Annuitants on your contract, the income payments may not be later than the first day of the month following the 85th birthday of the younger Annuitant. If you do not choose an Annuity Date, your income payments will automatically begin on this date. Certain states may require your income payments to start earlier.

     If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.


     In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. (SEE TAXES, PAGE 24.)


INCOME OPTIONS

     Currently, this contract offers three income options. If you elect to receive income payments but do not select an option, your income payments will be made monthly and in accordance with option 1 for a period of 10 years.

     We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

     OPTION 1 -- LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

     This option provides income payments for the longer of (1) the life of the Annuitant or (2) 10 or 20 years, depending on the number of years you select. Under this option, we guarantee that income payments will be made for at least 10 or 20 years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

     OPTION 2 -- JOINT AND SURVIVOR LIFE ANNUITY

     This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop whenever the survivor dies.

     OPTION 3 -- INCOME FOR A SPECIFIED PERIOD

     This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all of the guaranteed income payments are made, the remaining income payments will be made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value after the Annuity Date. The amount available upon such redemption will be the discounted present value of any remaining guaranteed payments.

     Under this option, if your Purchase Payments were made in the contract year in which income payments begin or in any of the four preceding contract years, we may assess an annuity charge. (SEE CONTRACT CHARGES, ANNUITY CHARGE, PAGE
15). This annuity charge equals the withdrawal charge that would apply to those purchase payments if your contract was being surrendered. If this option is elected by your Beneficiary under the death benefit, we will not assess an annuity charge.

     The value of an Annuity Unit, regardless of the option chosen, takes into account the Mortality and Expense Risk Charge. Since Option 3 does not contain an element of mortality risk, no benefit is derived from this charge.

     Please read the SAI for a more detailed discussion of the income options.

     You can choose income payments that are fixed, variable or both. If at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable. If your money is only in the fixed account at that time, your income payments will be fixed in amount. Further, if you are invested in both the fixed and variable investment options when payments begin your payments will be fixed and variable. If income payments are fixed, Anchor National guarantees the amount of each payment. If the income payments are variable, the amount is not guaranteed. You may send us a written request to convert variable income payments to fixed income payments. However, you may not convert fixed income payments to variable income payments.

     We make income payments on a monthly basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, the frequency of your payments may be decreased, state law allowing.

     If you are invested in the Variable Portfolios after the Annuity Date your income payments vary depending on four things:

     - for life options, your age when payments begin, and;

     - the value of your contract in the Variable Portfolios on the Annuity Date, and;

     - the 5% assumed investment rate used in the annuity table for the contract, and;

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

     If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your income payments.

TRANSFERS DURING THE INCOME PHASE

     During the Income Phase, you may transfer funds to the fixed account and/or among the Variable Portfolios. Transfers during the Income Phase are subject to the following limitations:

     (1) You may not transfer funds to a Variable Portfolio during the first year your contract is in the Income Phase. After the first year, you may only make one transfer per Variable Portfolio during each contract year.

     (2) When you make a transfer, you must transfer the entire value of a Variable Portfolio.

     (3) Your transfer request must be in writing. We must receive your transfer request during the 45 days preceding your contract anniversary. Amounts are transferred at the next Annuity Unit value calculation date.

     (4) You may not transfer funds from the fixed account option. However, amounts may be transferred from the Variable Portfolios to the fixed account option.

     (5) We reserve the right to modify, suspend or terminate this transfer privilege at any time.

DEFERMENT OF PAYMENTS

     We may defer making fixed income payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

--------------------------------------------------------------------------------

                                 ADMINISTRATION
--------------------------------------------------------------------------------

     We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-800-445-SUN2, if you have any comment, question or service request.


     During the accumulation phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the Automatic Payment Plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately.



     During the accumulation and income phases, you will receive a statement of your transactions over the past quarter and a summary of your account values.



     The Year 2000 issue arose from computer programs written using two digits rather than four digits to define the applicable year. This possibly could have caused a failure of the information technology systems (IT systems) and other equipment containing imbedded technology (non-IT systems) in the year 2000. The Company implemented a plan to address the Year 2000 issue and to assess Year 2000 issues relating to third parties with which the Company has critical relationships. The Company's cost to make necessary repairs had no significant impact on its results of operations. The Company has not experienced any business disruption from the Year 2000 issue. Its IT and non-IT systems were compliant on January 1, 2000, and there have been no problems related to any third parties compliance.



--------------------------------------------------------------------------------


                                     TAXES
--------------------------------------------------------------------------------

     NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE.

ANNUITY CONTRACTS IN GENERAL

     The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments automatically provide tax deferral regardless of whether the underlying contract is any annuity. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-qualified.

     If you do not purchase your contract under a pension plan, a specially sponsored employer program or an IRA, your contract is referred to as a Non-qualified contract. A Non-qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

     If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: IRAs, Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), H.R. 10 Plans (referred to as Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.

TAX TREATMENT OF DISTRIBUTIONS -- NON-QUALIFIED CONTRACTS

     If you make a withdrawal from a Non-qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. For income payments, any portion of each payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or (6) which come from Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS -- QUALIFIED CONTRACTS

     Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. Any amount of money you take out as a withdrawal or as income payments is taxable income. The IRC further provides for a 10% penalty tax on any withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) to the extent such withdrawals do not exceed limitations set by the IRC for amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in IRC); (7) to fund certain first-time home purchase expenses; and, except in the case of an IRA; (8) when you separate from service after attaining age 55; and (9) when paid to an alternate payee pursuant to a qualified domestic relations order.

     The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments.

MINIMUM DISTRIBUTIONS

     Generally, the IRS requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you retire. Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

DIVERSIFICATION

     The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the underlying Variable Portfolios monitors the Variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

     The diversification regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Anchor National, would be considered the owner of the shares of the Variable Portfolios. It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

--------------------------------------------------------------------------------

                                   CUSTODIAN
--------------------------------------------------------------------------------

     State Street Bank and Trust Company, 255 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the assets of the separate account. Anchor National pays State Street Bank for services provided, based on a schedule of fees.

--------------------------------------------------------------------------------

                               LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

     There are no pending legal proceedings affecting the separate account. Anchor National and its subsidiaries engage in various kinds of routine litigation. In management's opinion, these matters are not of material importance to their respective total assets nor are they material with respect to the separate account.

--------------------------------------------------------------------------------

                            REGISTRATION STATEMENTS
--------------------------------------------------------------------------------

     Anchor National is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). It files reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
7 World Trade Center, 13th Fl.
New York, NY 10048

     To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

     Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registrations statement and its exhibits. For further information regarding the separate account, Anchor National and its general account, the Variable Portfolios and the contract, please refer to the registration statement and its exhibits.

     The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by Anchor National.

--------------------------------------------------------------------------------

               ADDITIONAL INFORMATION ABOUT THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

     Additional information concerning the operations of the separate account is contained in a Statement of Additional Information ("SAI"), which is available without charge upon written request addressed to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are tabulated below.

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS

                                                                PAGE
                                                                ----
COMPANY.....................................................     1
INDEPENDENT ACCOUNTANTS.....................................     1
DISTRIBUTORS................................................     1
PERFORMANCE DATA............................................     2
  Money Market Portfolio....................................     2
  Other Variable Portfolios.................................     3
INCOME PAYMENTS.............................................     4
  Annuity Unit Value........................................     4
  Amount of Income Payments.................................     4
  Subsequent Monthly Income Payments........................     5
TAXES.......................................................     5
FINANCIAL STATEMENTS........................................     10

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Financial statements of the separate account appear in the SAI. Financial information regarding the fixed account is reported in Anchor National's financial statements, which are also included in the SAI. A copy of the SAI may be obtained by contacting Anchor National, c/o its Annuity Service Center.

                           APPENDIX A - PREMIUM TAXES

     Premium taxes vary according to the state and are subject to change without notice. In many states, there is no tax at all. Listed below are the current premium tax rates in those states that assess a premium tax. For current information, you should consult your tax adviser.


                                              QUALIFIED    NON-QUALIFIED
                   STATE                      CONTRACT       CONTRACT
========================================================================
California                                        .50%          2.35%
------------------------------------------------------------------------
Maine                                               0%             2%
------------------------------------------------------------------------
Nevada                                              0%           3.5%
------------------------------------------------------------------------
South Dakota                                        0%          1.25%
------------------------------------------------------------------------
West Virginia                                       1%             1%
------------------------------------------------------------------------
Wyoming                                             0%             1%
------------------------------------------------------------------------
------------------------------------------------------------------------

Please forward a copy (without charge) of the Statement of Additional Information concerning ICAP II
Variable Annuity Contracts issued by Anchor National Life Insurance Company to:

              (Please print or type and fill in all information.)

------------------------------------------------------------------------------
  Name

------------------------------------------------------------------------------
  Address

------------------------------------------------------------------------------
  City/State/Zip

------------------------------------------------------------------------------

Date: ________________________   Signed:

Return to: Anchor National Life Insurance Company, Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

                       STATEMENT OF ADDITIONAL INFORMATION


                      INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
                           VARIABLE ANNUITY CONTRACTS


                                    ISSUED BY

                          VARIABLE ANNUITY ACCOUNT ONE

                                       OF

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY




         THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.


         THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS DATED MAY 1, 2000, AS IT MAY BE SUPPLEMENTED, CALL OR WRITE THE COMPANY C/O ITS ANNUITY SERVICE CENTER, P.O. BOX 54299, LOS ANGELES, CALIFORNIA 90054-0299, 1-800-445-SUN2.




                THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED


                                  MAY 1, 2000

                                TABLE OF CONTENTS


                                                                               Page
                                                                               ----
Item

Company.......................................................................   1

Independent Accountants.......................................................   1

Distributors..................................................................   1

Performance Data..............................................................   2
   Money Market Division......................................................   2
   Other Divisions............................................................   3

Income Payments...............................................................   4

   Annuity Unit Value.........................................................   4

   Amount of Income Payments..................................................   4

   Subsequent Monthly Income Payments.........................................   5

Taxes.........................................................................   5

Financial Statements..........................................................   10

                                     COMPANY

         Information regarding the Anchor National Life Insurance Company (the "Company") and its ownership is contained in the Prospectus.


                             INDEPENDENT ACCOUNTANTS


         The audited consolidated financial statements of the Company as of December 31, 1999, December 31, 1998 and September 30, 1998 and for the year ended December 31, 1999, for the three months ended December 31, 1998 and for each of the two fiscal years in the period ended September 30, 1998 are presented in this Statement of Additional Information. The audited consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the fixed portion of the Contracts.

         The audited financial statements of the Separate Account as of December 31, 1999 and for each of the two years in the period ended
December 31, 1999 also are included in this Statement of Additional Information.


         PricewaterhouseCoopers LLP, 400 South Hope Street, Los Angeles, California 90071, serves as the independent accountants for the Separate Account and the Company. The financial statements referred to above included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                                  DISTRIBUTORS

         The Contracts are sold by licensed insurance agents, where the Contracts may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.

         The offering is on a continuous basis.

         Effective January 28, 1994, the Contracts are offered through the distributors for the Separate Account, SunAmerica Capital Services, Inc., 733 Third Avenue, 4th Floor, New York, New York 10017, which is an indirect wholly owned subsidiary of SunAmerica Inc. Prior to this time, Anchor National Financial Services, Inc., SunAmerica Securities, Inc., both located at 2800 N. Central Avenue, Phoenix, Arizona 85004, and Royal Alliance Associates, Inc., located at 733 Third Street, 4th Floor, New York, New York 10017, served as co-distributors of the Contract. SunAmerica Securities, Inc. and Royal Alliance Associates, Inc. are each an indirect wholly-owned subsidiary of SunAmerica Inc. Prior to the closing date of the assumption reinsurance agreement between Integrated Resources Life Insurance Company and Anchor National Life Insurance Company discussed in the Prospectus, the principal underwriter of the Contracts was Integrated Resources Capital Services, Inc.

         No underwriting fees are paid in connection with the distribution of the contract.

                                PERFORMANCE DATA

         Performance data for the various Divisions of the Separate Account are determined in the manner described below.

Money Market Division


         The annualized current yield and the effective yield for the Money Market Division for the 7 day period ended December 31, 1999 were 3.65% and 3.72%, respectively.


         Current yield is computed by first determining the Base Period Return attributable to a hypothetical Contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

         Base Period Return = (EV-SV-CMF)/(SV)

         where:

         SV =      value of one Accumulation Unit at the start of a 7 day period

         EV =      value of one Accumulation Unit at the end of the 7 day period

         CMF = an allocated portion of the $30 annual Contract Maintenance Fee, prorated for 7 days

         The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses incurred, during such 7 day period. The Contract Maintenance Fee is first allocated among the Divisions and the General Account so that each Division's allocated portion of the charge is proportional to the percentage of the number of Contract Owners' accounts that have money allocated to that Division. The portion of the Fee allocable to the Money Market Division is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical Contract bears to the value of an account of average size for Contracts funded by the Money Market Division. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

         The current yield is then obtained by annualizing the Base Period
Return:

                   Current Yield = (Base Period Return) x (365/7)

         The Money Market Division also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the Money Market Division. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                   Effective Yield = [(Base Period Return + 1)365/7 - 1].

         Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not. The yield quotations also do not reflect any impact of premium taxes, transfer fees, or Withdrawal or Annuity Charges.

         The yields quoted should not be considered a representation of the yield of the Money Market Division in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Money Market Division and changes in interest rates on such investments, but also on factors such as a Contract Owner's account size (since the impact of fixed dollar charges will be greater for small accounts than for larger accounts).

         Yield information may be useful in reviewing the performance of the Money Market Division and for providing a basis for comparison with other investment alternatives. However, the Money Market Division's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

Other Divisions

         Divisions of the Separate Account other than the Money Market Division compute their performance data as "total return." The total returns of the various Divisions over the last 1, 5 and 10 year periods, and since their inception, are shown below, both with/without an assumed complete redemption at the end of the period.


         TOTAL ANNUAL RETURN (IN PERCENT) FOR PERIOD ENDING ON 12/31/99:
                        (RETURN WITH/WITHOUT REDEMPTION)




                              INCEPTION                                                        SINCE
DIVISION                        DATE           1 YEAR          5 YEARS         10 YEARS      INCEPTION
----------------------        ---------      -----------      -----------      --------      ---------
Capital Appreciation           3/23/87       60.56/65.56      32.11/32.17      21.76/NA      18.35/NA
Growth                         8/13/84       20.11/25.11      25.61/25.69      15.73/NA      14.93/NA
Natural Resources              1/01/88       34.19/39.19       5.53/5.68        4.19/NA       5.67/NA
Growth and Income***           3/23/87        9.20/14.20      20.27/20.36      14.21/NA      11.76/NA
Strategic Multi-Asset*         3/23/87       21.18/26.18      17.08/17/17      10.60/NA       9.83/NA
Multi-Asset                    3/23/87        5.86/10.86      17.45/17.55      11.89/NA      10.65/NA
High Yield                     1/01/86       -0.96/4.04        6.52/6.66        7.02/NA       6.60/NA
Gov't & Quality Bond**         8/13/84       -8.08/-3.08       5.89/6.04        5.88/NA       7.43/NA


---------------------
Total return figures are based on historical data and are not intended to indicate future performance.

  * Effective August 6, 1999, shares of the Foreign Securities Portfolio were replaced with shares of the Strategic Multi-Asset Portfolio.

 ** Effective August 6, 1999, shares of the Fixed Income Portfolio were replaced with shares of the Government and Quality Bond Portfolio.

*** Formerly the Convertible Securities Division


         These figures show the total return hypothetically experienced by Contracts funded through the various Divisions of the Account over the time periods shown.

         Total return for a Division represents a computed annual rate of return that, when compounded annually over the time period shown and applied to a hypothetical initial investment in a Contract funded by that Division made at the beginning of the period, will produce the same Contract Value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

                  P(1+T)n = ERV

         where:

                   P =     a hypothetical initial payment of $1000
                   T =     average annual total return
                   n =     number of years


           ERV = ending redeemable value of a hypothetical $1000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5, or 10 year periods (or fractional portion thereof).

         The total return figures given reflect the effects of both non-recurring and recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Money Market Division, described above. The applicable Withdrawal Charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption in the case of the first of the two figures given in the table above for each Division and time period. Because the impact of Contract Maintenance Fees on a particular Contract Owner's account would generally have differed from that assumed in the computation, due to differences between most actual allocations and the assumed one, as well as differences due to varying account sizes, the total return experienced by an actual account over these same time periods would generally have been different from those given above. As with the Money Market Division yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

                                 INCOME PAYMENTS

Annuity Unit Value

         The value of an Annuity Unit is determined independently for each Separate Account Division.

         For each Division, the value of an Annuity Unit for any Valuation Period is determined by multiplying the Annuity Unit value for the immediately preceding Valuation Period by the net investment factor for the Valuation Period for which the Annuity Unit value is being calculated and multiplying the result by an interest factor which offsets the effect of the investment earnings rate of five percent (5%) per annum that is assumed in the annuity table contained in the Contract.

         The net investment factor for each Division for a Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where: (a) is the value of an Accumulation Unit from the applicable Division as of the end of the current Valuation Period; (b) is the value of an Accumulation Unit for the applicable Division as of the end of the immediately preceding Valuation Period; and (c) is a factor representing the daily charge for mortality and expense risks and administration of 1.40% per annum.

Amount of Income Payments

         The initial income payment is determined by applying the Contract Value, less any premium tax, and less any Annuity Charge (if annuity option 3 is elected), to the annuity table specified in the Contract. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex and adjusted age of the Annuitant and joint Annuitant, if any. The adjusted age is determined from the actual age to the nearest birthday at the Annuity Date according to the table below. The Adjusted Age Table is used to correct for population mortality improvements over time.



                               ADJUSTED AGE TABLE

                          Adjustment                                        Adjustment
   Calendar               to Actual                Calendar                  to Actual
Year of Birth                Age                 Year of Birth                  Age
-------------             ----------             -------------              ----------
1899-1905                    +6                    1946-1951                    -1
1906-1911                    +5                    1952-1958                    -2
1912-1918                    +4                    1959-1965                    -3
1919-1925                    +3                    1966-1972                    -4
1926-1932                    +2                    1973-1979                    -5
1933-1938                    +1                    1980-1985                    -6
1939-1945                     0                    1986-1992                    -7

         The dollars applied are then divided by 1,000 and multiplied by the appropriate annuity factor to indicate the amount of the first income payment. That amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each income payment. The number of Annuity Units determined for the first income payment remains constant for the second and subsequent monthly payments.



Subsequent Monthly Payments

         The amount of the second and subsequent income payments is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the Valuation Period next preceding the date on which each income payment is due. The dollar amount of the first income payment determined as above is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each income payment. The number of Annuity Units determined for the first income payment remains constant for the second and subsequent monthly payments.

                                      TAXES

General

         Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the income option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with Non-qualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

         For income payments, the taxable portion is determined by a formula which establishes the ratio that the cost basis of the contract bears to the total value of income payments for the term of the annuity contract. The taxable portion is taxed at ordinary income tax rates. Contract Owners, Annuitants and Beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions under the retirement plan under which the contracts are purchased.

         The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the separate account is not a separate entity from the Company and its operations form a part of the Company.

Withholding Tax on Distributions

         The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

         An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code (other than (1) annuity payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; and (2) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

         Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification - Separate Account Investments

         Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

         The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Multiple Contracts

         Multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. The Company believes that Congress intended to affect the purchase of multiple deferred annuity contracts which may have been purchased to avoid withdrawal income tax treatment. Contract Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

Tax Treatment of Assignments

         An assignment of a contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Contract Owners should therefore consult competent legal advisers should they wish to assign their contracts.


Partial 1035 Exchanges

         Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange on an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissions, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under Section 72 of the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should seek their own tax advice.



Qualified Plans

         The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued pursuant to the plan.

         Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

         Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

         (a)      H.R. 10 Plans

                  Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans on such items as: amounts of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b)      Tax-Sheltered Annuities

                  Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c)      Individual Retirement Accounts

                  Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Account" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (d)      Roth IRAs

                  Section 408(a) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular IRA under Section 408(b) of the Code, contributions to a Roth IRA are not made on a tax-deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Certain persons may be eligible to convert a regular IRA into a Roth IRA, and the taxes on the resulting income may be spread over four years if the conversion occurs before January 1, 1999. If and when the contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

         (e)      Corporate Pension and Profit-Sharing Plans

                  Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (f)      Deferred Compensation Plans - Section 457

                  Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a 457 plan all the plan assets shall remain solely the property of the employer, subject only to the claims of the employer's general creditors until such time as made available to an owner or a Beneficiary. As of January 1, 1999, all 457 plans of state and local governments must hold assets and income in trust (or custodial accounts or an annuity contract) for the exclusive benefit of participants and their beneficiaries.

                              FINANCIAL STATEMENTS

         The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. The financial statements of the Separate Account are also included in this Statement of Additional Information.

                        Report of Independent Accountants



To the Board of Directors and Shareholder of Anchor National Life Insurance Company:


In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of Anchor National Life Insurance Company and its subsidiaries (the "Company") at December 31, 1999, December 31, 1998, and September 30, 1998, and the results of their operations and their cash flows for the year ended December 31, 1999, for the three months ended December 31, 1998 and for each of the two fiscal years in the period ended September 30, 1998, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers LLP
Los Angeles, California
January 31, 2000

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET

                                                 December 31,         December 31,        September 30,
                                                     1999                1998                 1998
                                               ---------------      ---------------      ---------------
ASSETS

Investments:
   Cash and short-term investments             $   475,162,000      $ 3,303,454,000      $   333,735,000
   Bonds, notes and redeemable
     preferred stocks available for sale,
     at fair value (amortized cost:
     December 1999, $4,155,728,000;
     December 1998, $4,252,740,000;
     September 1998, $1,934,863,000)             3,953,169,000        4,248,840,000        1,954,754,000
   Mortgage loans                                  674,679,000          388,780,000          391,448,000
   Policy loans                                    260,066,000          320,688,000           11,197,000
   Separate account seed money                     141,499,000                  ---                  ---
   Common stocks available for sale,
     at fair value (cost: December 1999,
     $0; December 1998, $1,409,000;
     September 1998, $115,000)                             ---            1,419,000              169,000
   Partnerships                                      4,009,000            4,577,000            4,403,000
   Real estate                                      24,000,000           24,000,000           24,000,000
   Other invested assets                            19,385,000           15,185,000           15,036,000
                                               ---------------      ---------------      ---------------

   Total investments                             5,551,969,000        8,306,943,000        2,734,742,000

Variable annuity assets held in separate
   accounts                                     19,949,145,000       13,767,213,000       11,133,569,000
Accrued investment income                           60,584,000           73,441,000           26,408,000
Deferred acquisition costs                       1,089,979,000          866,053,000          539,850,000
Receivable from brokers for sales of
   securities                                       54,760,000           22,826,000           23,904,000
Income taxes currently receivable                          ---                  ---            5,869,000
Deferred income taxes                               53,445,000                  ---                  ---
Other assets                                       114,612,000          109,857,000           85,926,000
                                               ---------------      ---------------      ---------------

TOTAL ASSETS                                   $26,874,494,000      $23,146,333,000      $14,550,268,000
                                               ===============      ===============      ===============



                             See accompanying notes

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)

                                                   December 31,           December 31,           September 30,
                                                       1999                   1998                   1998
                                                 ----------------       ----------------       ----------------
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
   Reserves for fixed annuity contracts          $  3,254,895,000       $  5,500,157,000       $  2,189,272,000
   Reserves for universal life insurance
     contracts                                      1,978,332,000          2,339,194,000                    ---
   Reserves for guaranteed investment
     contracts                                        305,570,000            306,461,000            282,267,000
   Payable to brokers for purchases of
     securities                                           139,000                    ---             50,957,000
   Income taxes currently payable                      23,490,000             11,123,000                    ---
   Modified coinsurance deposit liability             140,757,000                    ---                    ---
   Other liabilities                                  249,224,000            160,020,000            106,594,000
                                                 ----------------       ----------------       ----------------

   Total reserves, payables
     and accrued liabilities                        5,952,407,000          8,316,955,000          2,629,090,000
                                                 ----------------       ----------------       ----------------

Variable annuity liabilities related to
   separate accounts                               19,949,145,000         13,767,213,000         11,133,569,000
                                                 ----------------       ----------------       ----------------

Subordinated notes payable to affiliates               37,816,000            209,367,000             39,182,000
                                                 ----------------       ----------------       ----------------

Deferred income taxes                                         ---            105,772,000             95,758,000
                                                 ----------------       ----------------       ----------------

Shareholder's equity:
   Common Stock                                         3,511,000              3,511,000              3,511,000
   Additional paid-in capital                         493,010,000            378,674,000            308,674,000
   Retained earnings                                  551,158,000            366,460,000            332,069,000
   Accumulated other comprehensive
     income (loss)                                   (112,553,000)            (1,619,000)             8,415,000
                                                 ----------------       ----------------       ----------------

   Total shareholder's equity                         935,126,000            747,026,000            652,669,000
                                                 ----------------       ----------------       ----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY       $ 26,874,494,000       $ 23,146,333,000       $ 14,550,268,000
                                                 ================       ================       ================



                             See accompanying notes

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME


                                                                                  Years Ended September 30,
                                        Year Ended       Three Months Ended    --------------------------------
                                     December 31, 1999   December 31, 1998        1998                1997
                                     -----------------   -------------------   ------------     ---------------
Investment income                     $ 521,953,000       $  54,278,000       $ 221,966,000       $ 210,759,000
                                      -------------       -------------       -------------       -------------
Interest expense on:
   Fixed annuity contracts             (231,929,000)        (22,828,000)       (112,695,000)       (109,217,000)
   Universal life insurance
     contracts                         (102,486,000)                ---                 ---                 ---
   Guaranteed investment
     contracts                          (19,649,000)         (3,980,000)        (17,787,000)        (22,650,000)
   Senior indebtedness                     (199,000)            (34,000)         (1,498,000)         (2,549,000)
   Subordinated notes payable
     to affiliates                       (3,474,000)           (853,000)         (3,114,000)         (3,142,000)
                                      -------------       -------------       -------------       -------------

   Total interest expense              (357,737,000)        (27,695,000)       (135,094,000)       (137,558,000)
                                      -------------       -------------       -------------       -------------

NET INVESTMENT INCOME                   164,216,000          26,583,000          86,872,000          73,201,000
                                      -------------       -------------       -------------       -------------

NET REALIZED INVESTMENT
   GAINS (LOSSES)                       (19,620,000)            271,000          19,482,000         (17,394,000)
                                      -------------       -------------       -------------       -------------

Fee income:
   Variable annuity fees                306,417,000          58,806,000         200,867,000         139,492,000
   Net retained commissions              51,039,000          11,479,000          48,561,000          39,143,000
   Asset management fees                 43,510,000           8,068,000          29,592,000          25,764,000
   Universal life insurance
     fees                                23,290,000                 ---                 ---                 ---
   Surrender charges                     17,137,000           3,239,000           7,404,000           5,529,000
   Other fees                            13,999,000           1,738,000           3,938,000           3,218,000
                                      -------------       -------------       -------------       -------------

TOTAL FEE INCOME                        455,392,000          83,330,000         290,362,000         213,146,000
                                      -------------       -------------       -------------       -------------

GENERAL AND ADMINISTRATIVE
   EXPENSES                            (154,665,000)        (21,993,000)        (96,102,000)        (98,802,000)
                                      -------------       -------------       -------------       -------------

AMORTIZATION OF DEFERRED
   ACQUISITION COSTS                   (116,840,000)        (27,070,000)        (72,713,000)        (66,879,000)
                                      -------------       -------------       -------------       -------------

ANNUAL COMMISSIONS                      (40,760,000)         (6,624,000)        (18,209,000)         (8,977,000)
                                      -------------       -------------       -------------       -------------

PRETAX INCOME                           287,723,000          54,497,000         209,692,000          94,295,000

Income tax expense                     (103,025,000)        (20,106,000)        (71,051,000)        (31,169,000)
                                      -------------       -------------       -------------       -------------

NET INCOME                              184,698,000          34,391,000         138,641,000          63,126,000
                                      -------------       -------------       -------------       -------------

Other comprehensive income
 (loss), net of tax:

Net unrealized gains (losses)
   on debt and equity securities
     available for sale:
     Net unrealized gains
        (losses) identified in
        the current period             (118,669,000)        (10,249,000)         (4,027,000)         16,605,000
     Less reclassification
        adjustment for net
        realized (gains) losses
        included in net income            7,735,000             215,000          (5,963,000)          7,321,000
                                      -------------       -------------       -------------       -------------

OTHER COMPREHENSIVE INCOME
   (LOSS)                              (110,934,000)        (10,034,000)         (9,990,000)         23,926,000
                                      -------------       -------------       -------------       -------------

COMPREHENSIVE INCOME                  $  73,764,000       $  24,357,000       $ 128,651,000       $  87,052,000
                                      =============       =============       =============       =============

                             See accompanying notes

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                                            Year Ended September 30,
                                           Year Ended        Three Months Ended      -------------------------------------
                                        December 31, 1999     December 31, 1998           1998                  1997
                                         ---------------       ---------------       ---------------       ---------------
CASH FLOWS FROM OPERATING
   ACTIVITIES:
   Net income                            $   184,698,000       $    34,391,000       $   138,641,000       $    63,126,000
   Adjustments to reconcile net
     income to net cash provided
     by operating activities:
        Interest credited to:
          Fixed annuity contracts            231,929,000            22,828,000           112,695,000           109,217,000
          Universal life insurance
            contracts                        102,486,000                   ---                   ---                   ---
          Guaranteed investment
            contracts                         19,649,000             3,980,000            17,787,000            22,650,000
        Net realized investment
         losses (gains)                       19,620,000              (271,000)          (19,482,000)           17,394,000
        Amortization (accretion) of
          net premiums (discounts)
          on investments                     (18,343,000)           (1,199,000)              447,000           (18,576,000)
        Universal life insurance
          fees                               (23,290,000)                  ---                   ---                   ---
        Amortization of goodwill                 776,000               356,000             1,422,000             1,187,000
        Provision for deferred
          income taxes                      (100,013,000)           15,945,000            34,087,000           (16,024,000)
   Change in:
     Accrued investment income                 9,155,000            (1,512,000)           (4,649,000)           (2,084,000)
     Deferred acquisition costs             (208,228,000)          (34,328,000)         (160,926,000)         (113,145,000)
     Other assets                             (5,661,000)          (21,070,000)          (19,374,000)          (14,598,000)
     Income taxes currently
        payable                               12,367,000            16,992,000           (38,134,000)           10,779,000
     Other liabilities                        49,504,000             5,617,000            (2,248,000)           14,187,000
   Other, net                                 15,087,000             5,510,000            (5,599,000)              418,000
                                         ---------------       ---------------       ---------------       ---------------

NET CASH PROVIDED BY OPERATING
   ACTIVITIES                                289,736,000            47,239,000            54,667,000            74,531,000
                                         ---------------       ---------------       ---------------       ---------------

CASH FLOWS FROM INVESTING
   ACTIVITIES:
   Purchases of:
     Bonds, notes and redeemable
        preferred stocks                  (4,130,682,000)         (392,515,000)       (1,970,502,000)       (2,566,211,000)
     Mortgage loans                         (331,398,000)           (4,962,000)         (131,386,000)         (266,771,000)
     Other investments, excluding
        short-term investments              (227,268,000)           (1,992,000)                  ---           (75,556,000)
   Sales of:
     Bonds, notes and redeemable
        preferred stocks                   2,660,931,000           265,039,000         1,602,079,000         2,299,063,000
     Other investments, excluding
        short-term investments                65,395,000               142,000            42,458,000             6,421,000
   Redemptions and maturities of:
     Bonds, notes and redeemable
        preferred stocks                   1,274,764,000            37,290,000           424,393,000           376,847,000
     Mortgage loans                           46,760,000             7,699,000            80,515,000            25,920,000
     Other investments, excluding
        short-term investments                33,503,000               853,000            67,213,000            23,940,000
   Cash and short-term investments
     acquired in coinsurance
     transaction with MBL Life
     Assurance Corporation                           ---         3,083,211,000                   ---                   ---
   Short-term investments
     transferred to First
     SunAmerica Life Insurance
     Company in assumption
     reinsurance transaction with
     MBL Life Assurance Corporation         (371,634,000)                  ---                   ---                   ---
                                         ---------------       ---------------       ---------------       ---------------

NET CASH PROVIDED (USED) BY
   INVESTING ACTIVITIES                     (979,629,000)        2,994,765,000           114,770,000          (176,347,000)
                                         ---------------       ---------------       ---------------       ---------------

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                                                                          Year Ended September 30,
                                           Year Ended         Three Months Ended    -------------------------------------
                                        December 31, 1999     December 31, 1998         1998                  1997
                                        ---------------       ---------------       ---------------       ---------------
CASH FLOWS FROM FINANCING
   ACTIVITIES:
   Premium receipts on:
     Fixed annuity contracts            $ 2,016,851,000       $   351,616,000       $ 1,512,994,000       $ 1,097,937,000
     Universal life insurance
        contracts                            78,864,000                   ---                   ---                   ---
     Guaranteed investment
        contracts                                   ---                   ---             5,619,000            55,000,000
   Net exchanges from the fixed
     accounts of variable annuity
     contracts                           (1,821,324,000)         (448,762,000)       (1,303,790,000)         (620,367,000)
   Withdrawal payments on:
     Fixed annuity contracts             (2,232,374,000)          (41,554,000)         (191,690,000)         (242,589,000)
     Universal life insurance
        contracts                           (81,634,000)                  ---                   ---                   ---
     Guaranteed investment
        contracts                           (19,742,000)           (3,797,000)          (36,313,000)         (198,062,000)
   Claims and annuity payments on:
     Fixed annuity contracts                (46,578,000)           (9,333,000)          (40,589,000)          (35,731,000)
     Universal life insurance
        contracts                          (158,043,000)                  ---                   ---                   ---
   Net receipts from (repayments
     of) other short-term
     financings                            (129,512,000)            9,545,000           (10,944,000)           34,239,000
   Net receipt/(payment) related
     to a modified coinsurance
     transaction                            140,757,000          (170,436,000)          166,631,000                   ---
   Receipts from issuance of
     subordinated note payable
     to affiliate                                   ---           170,436,000                   ---                   ---
   Net of capital contributions
     and return of capital                  114,336,000            70,000,000                   ---            28,411,000
   Dividends paid                                   ---                   ---           (51,200,000)          (25,500,000)
                                        ---------------       ---------------       ---------------       ---------------

NET CASH  PROVIDED (USED) BY
   FINANCING ACTIVITIES                  (2,138,399,000)          (72,285,000)           50,718,000            93,338,000
                                        ---------------       ---------------       ---------------       ---------------

NET INCREASE (DECREASE) IN CASH
   AND SHORT-TERM INVESTMENTS            (2,828,292,000)        2,969,719,000           220,155,000            (8,478,000)

CASH AND SHORT-TERM INVESTMENTS
   AT BEGINNING OF PERIOD                 3,303,454,000           333,735,000           113,580,000           122,058,000
                                        ---------------       ---------------       ---------------       ---------------

CASH AND SHORT-TERM INVESTMENTS
   AT END OF PERIOD                     $   475,162,000       $ 3,303,454,000       $   333,735,000       $   113,580,000
                                        ===============       ===============       ===============       ===============


SUPPLEMENTAL CASH FLOW
   INFORMATION:

   Interest paid on indebtedness        $     3,787,000       $     1,169,000       $     3,912,000       $     7,032,000
                                        ===============       ===============       ===============       ===============

   Net income taxes paid
     (refunded)                         $   190,126,000       $   (12,302,000)      $    74,932,000       $    36,420,000
                                        ===============       ===============       ===============       ===============



                             See accompanying notes

                            ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.      NATURE OF OPERATIONS

        Anchor National Life Insurance Company, including its wholly owned subsidiaries, (the "Company") is an Arizona-domiciled life insurance company which conducts its business through three segments: annuity operations, asset management operations and broker-dealer operations. Annuity operations include the sale and administration of deposit-type insurance contracts, including fixed and variable annuities, universal life contracts and guaranteed investment contracts. Asset management operations, which include the distribution and management of mutual funds, are conducted by SunAmerica Asset Management Corp. Broker-dealer operations include the sale of securities and financial services products, and are conducted by Royal Alliance Associates, Inc.

        The Company is an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services holding company. At December 31, 1998, the Company was a wholly owned indirect subsidiary of SunAmerica Inc., a Maryland Corporation. On January 1, 1999, SunAmerica Inc. merged with and into AIG in a tax-free reorganization that has been treated as a pooling of interests for accounting purposes. Thus, SunAmerica Inc. ceased to exist on that date. However, immediately prior to the date of the merger, substantially all of the net assets of SunAmerica Inc. were contributed to a newly formed subsidiary of AIG named SunAmerica Holdings, Inc., a Delaware Corporation. SunAmerica Holdings, Inc. subsequently changed its name to SunAmerica Inc. ("SunAmerica").

        The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets managed in mutual funds and held in separate accounts.

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles and include the accounts of the Company and all of its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain items have been reclassified to conform to the current period's presentation.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

        Under generally accepted accounting principles, premiums collected on the non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statement of earnings, as they are recorded directly to policyholders liabilities upon receipt.

        The preparation of financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

        INVESTED ASSETS: Cash and short-term investments primarily include cash, commercial paper, money market investments, repurchase agreements and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

        Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to shareholder's equity. Bonds, notes and redeemable preferred stocks are reduced to estimated net realizable value when necessary for declines in value considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

        Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Separate account seed money consists of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is valued at market. Limited partnerships are accounted for by the cost method of accounting. Real estate is carried at cost, reduced by impairment provisions. Other invested assets include collateralized bond obligations.

        Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

        INTEREST RATE SWAP AGREEMENTS: The net differential to be paid or received on interest rate swap agreements ("Swap Agreements") entered into to reduce the impact of changes in interest rates is recognized over the lives of the agreements, and such differential is classified as Investment Income or Interest Expense in the income statement. Initially, Swap Agreements are designated as hedges and, therefore, are not marked to market. However, when a hedged asset/liability is sold or repaid before the related Swap Agreement matures, the Swap Agreement is marked to market and any gain/loss is classified with any gain/loss realized on the disposition of the hedged asset/liability. Subsequently, the Swap Agreement is marked to market and the resulting change in fair value is included in Investment Income in the income

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

        statement. When a Swap Agreement that is designated as a hedge is terminated before its contractual maturity, any resulting gain/loss is credited/charged to the carrying value of the asset/liability that it hedged and is treated as a premium/discount for the remaining life of the asset/liability.

        DEFERRED ACQUISITION COSTS: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net interest income, net realized investment gains and losses, variable annuity fees, universal life insurance fees, surrender charges and direct administrative expenses. Costs incurred to sell mutual funds are also deferred and amortized over the estimated lives of the funds obtained. Deferred acquisition costs ("DAC") consist of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

        As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in accumulated other comprehensive income/(loss) that is credited or charged directly to shareholder's equity. DAC has been increased by $29,400,000 at December 31, 1999, increased by $1,400,000 at December 31, 1998, and decreased by $7,000,000 at September 30, 1998 for this adjustment.

        VARIABLE ANNUITY ASSETS AND LIABILITIES: The assets and liabilities resulting from the receipt of variable annuity premiums are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the income statement.

        GOODWILL: Goodwill, amounting to $22,206,000 at December 31, 1999, is amortized by using the straight-line method over periods averaging 25 years and is included in Other Assets in the balance sheet. Goodwill is evaluated for impairment when events or changes in economic conditions indicate that the carrying amount may not be recoverable.

        CONTRACTHOLDER RESERVES: Contractholder reserves for fixed annuity contracts, universal life insurance contracts and guaranteed investment contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (premiums received, plus accrued interest, less withdrawals and assessed fees).

        MODIFIED COINSURANCE DEPOSIT LIABILITY: Cash received as part of the modified coinsurance transaction described in Note 8 is recorded as a deposit liability.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

        FEE INCOME: Variable annuity fees, asset management fees, universal life insurance fees and surrender charges are recorded in income as earned. Net retained commissions are recognized as income on a trade date basis.

        INCOME TAXES: The Company files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Its federal income tax return is consolidated with those of its direct parent, SunAmerica Life Insurance Company (the "Parent"), and its affiliate, First SunAmerica Life Insurance Company. Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1998, the FASB issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"). SFAS 133 addresses the accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and hedging activities. SFAS 133 was postponed by SFAS 137, and now will be effective for the Company as of January 1, 2001. Therefore, it is not included in the accompanying financial statements. The Company has not completed its analysis of the effect of SFAS 133, but management believes that it will not have a material impact on the Company's results of operations, financial condition or liquidity.

        Statement of Financial Accounting Standards No. 131, "Disclosures about Segments of an Enterprise and Related Information," was adopted for the year ended December 31, 1999 and is included in Note 14 of the accompanying financial statements.

3.      FISCAL YEAR CHANGE

        Effective December 31, 1998, the Company changed its fiscal year end from September 30 to December 31. Accordingly, the consolidated financial statements include the results of operations and cash flows for the three-month transition period ended December 31, 1998. Such results are not necessarily indicative of operations for a full year. The consolidated financial statements as of and for the three months ended December 31, 1998 were originally filed as the Company's unaudited Transition Report on Form 10-Q.

        Results for the comparable prior year period are summarized below.

                               Three Months Ended
                                December 31, 1997
Investment income                  59,855,000

Net investment income              26,482,000

Net realized investment gains      20,935,000

Total fee income                   63,984,000

Pretax income                      67,654,000

Net income                         44,348,000
                                   ==========

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.      ACQUISITION

        On December 31, 1998, the Company acquired the individual life business and the individual and group annuity business of MBL Life Assurance Corporation ("MBL Life") ("the Acquisition"), via a 100% coinsurance transaction, for a cash purchase price of $128,420,000. As part of this transaction, the Company acquired assets having an aggregate fair value of $5,718,227,000, composed primarily of invested assets totaling $5,715,010,000. Liabilities assumed in this acquisition totaled $5,831,266,000, including $3,460,503,000 of fixed annuity reserves, $2,308,742,000 of universal life reserves and $24,011,000 of guaranteed investment contract reserves. The excess of the purchase price over the fair value of net assets received amounted to $104,509,000 at December 31, 1999, after adjustment for the transfer of the New York business to First SunAmerica Life Insurance Company (see below), and is included in Deferred Acquisition Costs in the accompanying consolidated balance sheet. The income statement for the year ended December 31, 1999 includes the impact of the Acquisition. On a pro forma basis, assuming the Acquisition had been consummated on October 1, 1996, the beginning of the prior-year periods discussed within, investment income would have been $517,606,000 and net income would have been $158,887,000 for the year ended September 30, 1998. For the year ended September 30, 1997, investment income would have been $506,399,000 and net income would have been $83,372,000.

        Included in the block of business acquired from MBL Life were policies whose owners are residents of New York State ("the New York Business"). On July 1, 1999, the New York Business was acquired by the Company's New York affiliate, First SunAmerica Life Insurance Company ("FSA"), via an assumption reinsurance agreement, and the remainder of the business converted to assumption reinsurance in the Company, which superseded the coinsurance agreement. As part of this transfer, invested assets equal to $678,272,000, life reserves equal to $282,247,000, group pension reserves equal to $406,118,000, and other net assets of $10,093,000 were transferred to FSA.

        The $128,420,000 purchase price was allocated between the Company and FSA based on the estimated future gross profits of the two blocks of business. The portion allocated to FSA was $10,000,000.


        As part of the Acquisition, the Company received $242,473,000 from MBL to pay policy enhancements guaranteed by the MBL Life rehabilitation agreement to policyholders meeting certain requirements. A primary requirement was that annuity policyholders must have converted their MBL Life policy to a policy type currently offered by the Company or one of its affiliates by December 31, 1999. The enhancements are to be credited in four installments on January 1, 2000, June 30, 2001, June 30, 2002 and June 30, 2003, to eligible policies still active on each of those dates. On December 31, 1999, the enhancement reserve for such payments totaled $223,032,000, which includes interest accredited at 6.75% on the original reserve. Of this amount, $69,836,000 was credited to policyholders in February 2000 for the January 1, 2000 installment.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.      INVESTMENTS

        The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                           Estimated
                                       Amortized             Fair
                                         Cost                Value
                                     --------------      --------------
AT DECEMBER 31, 1999:

Securities of the United States
  Government                         $   24,688,000      $   22,884,000
Mortgage-backed securities            1,505,729,000       1,412,134,000
Securities of public utilities          114,933,000         107,596,000
Corporate bonds and notes             1,676,006,000       1,596,469,000
Redeemable preferred stocks               4,375,000           4,547,000
Other debt securities                   829,997,000         809,539,000
                                     --------------      --------------

  Total                              $4,155,728,000      $3,953,169,000
                                     ==============      ==============

AT DECEMBER 31, 1998:

Securities of the United States
  Government                         $    6,033,000      $    6,272,000
Mortgage-backed securities              546,790,000         553,990,000
Securities of public utilities          208,074,000         205,119,000
Corporate bonds and notes             2,624,330,000       2,616,073,000
Redeemable preferred stocks               6,125,000           7,507,000
Other debt securities                   861,388,000         859,879,000
                                     --------------      --------------

  Total                              $4,252,740,000      $4,248,840,000
                                     ==============      ==============

AT SEPTEMBER 30, 1998:

Securities of the United States
  Government                         $   84,377,000      $   88,239,000
Mortgage-backed securities              569,613,000         584,007,000
Securities of public utilities          108,431,000         106,065,000
Corporate bonds and notes               883,890,000         884,209,000
Redeemable preferred stocks               6,125,000           6,888,000
Other debt securities                   282,427,000         285,346,000
                                     --------------      --------------

  Total                              $1,934,863,000      $1,954,754,000
                                     ==============      ==============

                            ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.      INVESTMENTS (Continued)

        The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of December 31, 1999, follow:

                                                         Estimated
                                    Amortized             Fair
                                      Cost                Value
                                  --------------      --------------
Due in one year or less           $  199,679,000      $  199,198,000
Due after one year through
  five years                         552,071,000         530,289,000
Due after five years through
  ten years                        1,243,298,000       1,187,044,000
Due after ten years                  654,951,000         624,504,000
Mortgage-backed securities         1,505,729,000       1,412,134,000
                                  --------------      --------------

  Total                           $4,155,728,000      $3,953,169,000
                                  ==============      ==============

        Actual maturities of bonds, notes and redeemable preferred stocks will differ from those shown above due to prepayments and redemptions.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.      INVESTMENTS (Continued)

        Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                        Gross                Gross
                                      Unrealized          Unrealized
                                        Gains               Losses
                                     -------------      -------------
AT DECEMBER 31, 1999:

Securities of the United States
  Government                         $      47,000      $  (1,852,000)
Mortgage-backed securities               3,238,000        (96,832,000)
Securities of public utilities              13,000         (7,350,000)
Corporate bonds and notes               10,222,000        (89,758,000)
Redeemable preferred stocks                172,000                ---
Other debt securities                    4,275,000        (24,734,000)
                                     -------------      -------------

  Total                              $  17,967,000      $(220,526,000)
                                     =============      =============

AT DECEMBER 31, 1998:

Securities of the United States
  Government                         $     239,000      $         ---
Mortgage-backed securities               9,398,000         (2,198,000)
Securities of public utilities             926,000         (3,881,000)
Corporate bonds and notes               22,227,000        (30,484,000)
Redeemable preferred stocks              1,382,000                ---
Other debt securities                    2,024,000         (3,533,000)
                                     -------------      -------------

  Total                              $  36,196,000      $ (40,096,000)
                                     =============      =============

AT SEPTEMBER 30, 1998:

Securities of the United States
  Government                         $   3,862,000      $         ---
Mortgage-backed securities              15,103,000           (709,000)
Securities of public utilities           2,420,000         (4,786,000)
Corporate bonds and notes               31,795,000        (31,476,000)
Redeemable preferred stocks                763,000                ---
Other debt securities                    5,235,000         (2,316,000)
                                     -------------      -------------

  Total                              $  59,178,000      $ (39,287,000)
                                     =============      =============


        There were no gross unrealized gains on equity securities available for sale at December 31, 1999. Gross unrealized gains on equity securities available for sale aggregated $10,000 and $54,000 at December 31, 1998 and September 30, 1998, respectively. There were no unrealized losses at December 31, 1999, December 31, 1998, or September 30, 1998.

                            ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.      INVESTMENTS (Continued)

        Gross realized investment gains and losses on sales of investments are as follows:

                                                                      Years Ended September 30,
                            Year Ended      Three Months Ended    -------------------------------
                         December 31, 1999   December 31, 1998        1998               1997
                         -----------------  ------------------    ------------       ------------
BONDS, NOTES AND
  REDEEMABLE PREFERRED
  STOCKS:
  Realized gains            $  8,333,000       $  6,669,000       $ 28,086,000       $ 22,179,000
  Realized losses            (26,113,000)        (5,324,000)        (4,627,000)       (25,310,000)

COMMON STOCKS:
  Realized gains               4,239,000             12,000            337,000          4,002,000
  Realized losses                (11,000)            (9,000)               ---           (312,000)

OTHER INVESTMENTS:
  Realized gains                     ---            573,000          8,824,000          2,450,000

IMPAIRMENT WRITEDOWNS         (6,068,000)        (1,650,000)       (13,138,000)       (20,403,000)
                            ------------       ------------       ------------       ------------

Total net realized
  investment gains
  and losses                $(19,620,000)      $    271,000       $ 19,482,000       $(17,394,000)
                            ============       ============       ============       ============

        The sources and related amounts of investment income are as follows:

                                                                          Years Ended September 30,
                                Year Ended       Three Months Ended  ---------------------------------
                             December 31,1999    December 31, 1998       1998                1997
                             ----------------    ------------------  -------------       -------------
Short-term investments        $  61,764,000       $   4,649,000      $  12,524,000       $  11,780,000
Bonds, notes and
  redeemable preferred
  stocks                        348,373,000          39,660,000        156,140,000         163,038,000
Mortgage loans                   47,480,000           7,904,000         29,996,000          17,632,000
Common stocks                         7,000                 ---             34,000              16,000
Real estate                        (525,000)             13,000           (467,000)           (296,000)
Cost-method partnerships          6,631,000             352,000         24,311,000           6,725,000
Other invested assets            58,223,000           1,700,000           (572,000)         11,864,000
                              -------------       -------------      -------------       -------------

  Total investment
     income                   $ 521,953,000       $  54,278,000      $ 221,966,000       $ 210,759,000
                              =============       =============      =============       =============

        Expenses incurred to manage the investment portfolio amounted to $10,014,000 for the year ended December 31, 1999, $500,000 for the three months ended December 31, 1998, $1,910,000 for the year ended September 30, 1998 and $2,050,000 for the year ended September 30, 1997, and are included in General and Administrative Expenses in the income statement. Investment expenses have increased significantly because the size of the portfolio increased as a result of the Acquisition.

                            ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.      INVESTMENTS (Continued)

        At December 31, 1999, the following investments exceeded 10% of the Company's consolidated shareholder's equity of $935,126,000:

                                         Amortized           Fair
                                           Cost              Value
                                        ------------      ------------
Provident Institutional Funds Inc.
  Del Treasury Trust Fund                113,000,000       113,000,000
Salomon Smith Barney Repurchase
  Agreement                               97,000,000        97,000,000
                                        ------------      ------------

  Total                                 $210,000,000      $210,000,000
                                        ============      ============


        At December 31, 1999, mortgage loans were collateralized by properties located in 29 states, with loans totaling approximately 36% of the aggregate carrying value of the portfolio secured by properties located in California and approximately 11% by properties located in New York. No more than 8% of the portfolio was secured by properties in any other single state.

        At December 31, 1999, bonds, notes and redeemable preferred stocks included $377,149,000 of bonds and notes not rated investment grade. The Company had no material concentrations of non-investment-grade assets at December 31, 1999.

        At December 31, 1999, the carrying value of investments in default as to the payment of principal or interest was $1,529,000, composed of $870,000 of bonds and $659,000 of mortgage loans. Such nonperforming investments had an estimated fair value of $872,000.

        As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments. At December 31, 1999, the Company had one outstanding Swap Agreement with a notional principal amount of $21,538,000, which matures in December 2024. The net interest paid amounted to $215,000 for the year ended December 31, 1999, $54,000 for the three months ended December 31, 1998, $278,000 for the year ended September 30, 1998, and $125,000 for the year ended September 30, 1997, and is included in Interest Expense on Guaranteed Investment Contracts in the income statement.

        At December 31, 1999, $7,418,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

6.      FAIR VALUE OF FINANCIAL INSTRUMENTS

        The  following  estimated  fair  value  disclosures  are   limited  to

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

6.      FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

        reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for cost-method partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

        The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

        The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

        CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

        BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

        MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

        SEPARATE ACCOUNT SEED MONEY: Carrying value is the market value of the underlying securities.

        COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

        COST-METHOD PARTNERSHIPS: Fair value of limited partnerships accounted for by using the cost method is based upon the fair value of the net assets of the partnerships as determined by the general partners.

        VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

        RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

        RESERVES FOR UNIVERSAL LIFE INSURANCE CONTRACTS:  Universal  life  and

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

6.      FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

        single life premium life contracts are assigned a fair value equal to current net surrender value.

        RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates and is net of the estimated fair value of a hedging Swap Agreement, determined from independent broker quotes.

        RECEIVABLE FROM/PAYABLE TO BROKERS FOR PURCHASES OF SECURITIES: Such obligations represent transactions of a short-term nature for which the carrying value is considered a reasonable estimate of fair value.

        MODIFIED COINSURANCE DEPOSIT LIABILITY: Fair value is based on discounting the liability by the appropriate cost of funds, and therefore approximates carrying value.

        VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Fair values of contracts in the accumulation phase are based on net surrender values. Fair values of contracts in the payout phase are based on the present value of future cash flows at assumed investment rates.

        SUBORDINATED NOTES PAYABLE TO AFFILIATES: Fair value is estimated based on the quoted market prices for similar issues.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

6.      FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

        The estimated fair values of the Company's financial instruments at December 31, 1999, December 31, 1998 and September 30, 1998 compared with their respective carrying values, are as follows:

                                                 Carrying              Fair
                                                  Value                Value
                                             ---------------      ---------------
DECEMBER 31, 1999:

ASSETS:
  Cash and short-term investments            $   475,162,000      $   475,162,000
  Bonds, notes and redeemable
     preferred stocks                          3,953,169,000        3,953,169,000
  Mortgage loans                                 674,679,000          673,781,000
  Separate account seed money                    141,499,000          141,499,000
  Common stocks                                          ---                  ---
  Cost-method partnerships                         4,009,000            9,114,000
  Variable annuity assets held in
     separate accounts                        19,949,145,000       19,949,145,000
  Receivable from brokers for sales
     of securities                                54,760,000           54,760,000

LIABILITIES:
  Reserves for fixed annuity contracts         3,254,895,000        3,053,660,000
  Reserves for universal life insurance
     contracts                                 1,978,332,000        1,853,442,000
  Reserves for guaranteed investment
     contracts                                   305,570,000          305,570,000
  Payable to brokers for purchases
     of securities                                   139,000              139,000
  Modified coinsurance deposit
     liability                                   140,757,000          140,757,000
  Variable annuity liabilities related
     to separate accounts                     19,949,145,000       19,367,834,000
  Subordinated notes payable to
     affiliates                                   37,816,000           38,643,000
                                             ===============      ===============

DECEMBER 31, 1998:

ASSETS:
  Cash and short-term investments            $ 3,303,454,000      $ 3,303,454,000
  Bonds, notes and redeemable
     preferred stocks                          4,248,840,000        4,248,840,000
  Mortgage loans                                 388,780,000          411,230,000
  Separate account seed money                            ---                  ---
  Common stocks                                    1,419,000            1,419,000
  Cost-method partnerships                         4,577,000           12,802,000
  Variable annuity assets held in
     separate accounts                        13,767,213,000       13,767,213,000
  Receivable from brokers for sales
     of securities                                22,826,000           22,826,000

LIABILITIES:
  Reserves for fixed annuity contracts         5,500,157,000        5,437,045,000
  Reserves for universal life
     insurance contracts                       2,339,194,000        2,339,061,000
  Reserves for guaranteed investment
     contracts                                   306,461,000          306,461,000
  Variable annuity liabilities related
     to separate accounts                     13,767,213,000       13,287,434,000
  Subordinated notes payable to
     affiliates                                  209,367,000          211,058,000
                                             ===============      ===============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

6.      FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                               Carrying              Fair
                                                Value                Value
                                            ---------------      ---------------
SEPTEMBER 30, 1998:

ASSETS:
  Cash and short-term investments           $   333,735,000      $   333,735,000
  Bonds, notes and redeemable
     preferred stocks                         1,954,754,000        1,954,754,000
  Mortgage loans                                391,448,000          415,981,000
  Separate account seed money                           ---                  ---
  Common stocks                                     169,000              169,000
  Cost-method partnerships                        4,403,000           12,744,000
  Variable annuity assets held in
     separate accounts                       11,133,569,000       11,133,569,000
  Receivable from brokers for sales
     of securities                               23,904,000           23,904,000

LIABILITIES:
  Reserves for fixed annuity contracts        2,189,272,000        2,116,874,000
  Reserves for guaranteed investment
     contracts                                  282,267,000          282,267,000
  Payable to brokers for purchases
     of securities                               50,957,000           50,957,000
  Variable annuity liabilities related
     to separate accounts                    11,133,569,000       10,696,607,000
  Subordinated notes payable to
     affiliates                                  39,182,000           41,272,000
                                            ===============      ===============


7.      SUBORDINATED NOTES PAYABLE TO AFFILIATES

        At December 31, 1998, Subordinated Notes Payable to Affiliates included a surplus note (the "Note") payable to its immediate parent, SunAmerica Life Insurance Company (the "Parent"), for $170,436,000. On June 30, 1999, the Parent cancelled the Note and forgave the interest earned. Funds received were reclassified to Additional Paid-in Capital in the accompanying consolidated balance sheet.

        Subordinated notes and accrued interest payable to affiliates totaled $37,816,000 at interest rates ranging from 8% to 9% at December 31, 1999, and require principal payments of $5,400,000 in 2000, $10,000,000 in 2001 and $22,060,000 in 2002.

8.      REINSURANCE

        The business which was assumed from MBL Life is subject to existing reinsurance ceded agreements. At December 31, 1998, the maximum retention on any single life was $2,000,000, and a total credit of $5,057,000 was taken against the life insurance reserves, representing predominantly yearly renewable term reinsurance. In order to limit even further the exposure to loss on any single insured and to recover an additional portion of the benefits paid over such limits, the Company entered into a reinsurance treaty effective January 1, 1999 under which the Company retains no more than $100,000 of risk on any

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

8.      REINSURANCE (Continued)

        one insured life. At December 31, 1999, a total reserve credit of $3,560,000 was taken against the life insurance reserves. With respect to these coinsurance agreements, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal.

        On August 1, 1999, the Company entered into a modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $6,000,000,000 of variable annuities to ANLIC Insurance Company (Hawaii), a non-affiliated stock life insurer. The transaction is accounted for as reinsurance for statutory reporting purposes. As part of the transaction, the Company received cash in the amount of $150,000,000 and recorded a corresponding deposit liability. As payments are made to the reinsurer, the deposit liability is relieved. The cost of this program, $3,621,000 in 1999, is classified as General and Administrative Expenses in the income statement.

        On August 11, 1998, the Company entered into a similar modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $6,000,000,000 of variable annuities to ANLIC Insurance Company (Cayman), a Cayman Islands stock life insurance company, effective December 31, 1997. As a part of this transaction, the Company received cash amounting to approximately $188,700,000, and recorded a corresponding reduction of DAC related to the coinsured annuities. As payments were made to the reinsurer, the reduction of DAC was relieved. Certain expenses related to this transaction were charged directly to DAC amortization in the income statement. The net effect of this transaction in the income statement was not material.

        On December 31, 1998, the Company recaptured this business. As part of this recapture, the Company paid cash of $170,436,000 and recorded an increase in DAC of $167,202,000 with the balance of $3,234,000 being recorded as DAC amortization in the income statement.

9.      CONTINGENT LIABILITIES

        The Company has entered into four agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees is $359,400,000. The Company's Parent currently shares in the liabilities and fees of two of these agreements. The Parent's share in these liabilities will increase by $150,000,000 subsequent to December 31, 1999, and the Company's share will decrease to $209,400,000. Management does not anticipate any material future losses with respect to these liquidity support facilities.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

9.      CONTINGENT LIABILITIES (Continued)

        The Company is involved in various kinds of litigation common to its businesses. These cases are in various stages of development and, based on reports of counsel, management believes that provisions made for potential losses relating to such litigation are adequate and any further liabilities and costs will not have a material adverse impact upon the Company's financial position, results of operations or cash flows.

        The Company's current financial strength and counterparty credit ratings from Standard & Poor's are based in part on a guarantee (the "Guarantee") of the Company's insurance policy obligations by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool, and the belief that the Company is viewed as a strategically important member of AIG. The Guarantee is unconditional and irrevocable, and policyholders have the right to enforce the Guarantee directly against American Home.

        The Company's current financial strength rating from Moody's is based in part on a support agreement between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1 million or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligation of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the support agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

        American Home does not publish financial statements, although it files statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

                            ANCHOR NATIONAL LIFE INSURANCE COMPANY

10.     SHAREHOLDER'S EQUITY

        The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 1999, December 31, 1998 and September 30, 1998, 3,511 shares were outstanding.

        Changes in shareholder's equity are as follows:

                                                                            Years Ended September 30,
                                 Year Ended       Three Months Ended    ---------------------------------
                              December 31, 1999   December 31, 1998         1998                1997
                              -----------------   ------------------    -------------       -------------
ADDITIONAL PAID-IN
  CAPITAL:
  Beginning balances            $ 378,674,000       $ 308,674,000       $ 308,674,000       $ 280,263,000
  Reclassification of
     Note by the Parent           170,436,000                 ---                 ---                 ---
  Return of capital              (170,500,000)                ---                 ---                 ---
  Capital contributions
     received                     114,250,000          70,000,000                 ---          28,411,000
  Contribution of
     partnership
     investment                       150,000                 ---                 ---                 ---
                                -------------       -------------       -------------       -------------

Ending balances                 $ 493,010,000       $ 378,674,000       $ 308,674,000       $ 308,674,000
                                =============       =============       =============       =============

RETAINED EARNINGS:
  Beginning balances            $ 366,460,000       $ 332,069,000       $ 244,628,000       $ 207,002,000
  Net income                      184,698,000          34,391,000         138,641,000          63,126,000
  Dividends paid                          ---                 ---         (51,200,000)        (25,500,000)
                                -------------       -------------       -------------       -------------

Ending balances                 $ 551,158,000       $ 366,460,000       $ 332,069,000       $ 244,628,000
                                =============       =============       =============       =============

ACCUMULATED OTHER
  COMPREHENSIVE INCOME
  (LOSS):
     Beginning balances         $  (1,619,000)      $   8,415,000       $  18,405,000       $  (5,521,000)
     Change in net
        unrealized gains
        (losses) on debt
        securities
        available for sale       (198,659,000)        (23,791,000)        (23,818,000)         57,463,000
     Change in net
        unrealized gains
        (losses) on equity
        securities
        available for sale            (10,000)            (44,000)           (950,000)            (55,000)
     Change in adjustment
        to deferred
        acquisition costs          28,000,000           8,400,000           9,400,000         (20,600,000)
     Tax effects of net
        changes                 $  59,735,000           5,401,000           5,378,000         (12,882,000)
                                -------------       -------------       -------------       -------------

Ending balances                 $(112,553,000)      $  (1,619,000)      $   8,415,000       $  18,405,000
                                =============       =============       =============       =============

                            ANCHOR NATIONAL LIFE INSURANCE COMPANY

10.     SHAREHOLDER'S EQUITY (Continued)

        Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations less equity in undistributed income or loss of subsidiaries included in net investment income if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. No dividends were paid in the year ended December 31, 1999 or the three months ended December 31, 1998. Dividends in the amounts of $51,200,000 and $25,500,000 were paid on June 4, 1998 and April 1, 1997, respectively. Dividends of $69,000,000 were paid on March 1, 2000.

        Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the year ended December 31, 1999 was $261,539,000. The statutory net loss for the year ended December 31, 1998 was $98,766,000. The statutory net income for the year ended December 31, 1997 totaled $74,407,000. The Company's statutory capital and surplus totaled $694,621,000 at December 31, 1999, $443,394,000 at December 31, 1998 and $537,542,000 at September 30,
        1998.

        On June 30, 1999, the Parent cancelled the Company's surplus note payable of $170,436,000 and funds received were reclassified to Additional Paid-in Capital in the accompanying consolidated balance sheet. On September 9, 1999, the Company paid $170,500,000 to its Parent as a return of capital. On September 14, 1999 and October 25, 1999, the Parent contributed additional capital to the Company in the amounts of $54,250,000 and $60,000,000, respectively. Also on December 31, 1999, the Parent made a $150,000 contribution of partnership investments.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

11.     INCOME TAXES

        The components of the provisions for federal income taxes on pretax income consist of the following:

                                            Net Realized
                                             Investment
                                           Gains (Losses)       Operations            Total
                                           -------------       -------------       -------------
YEAR ENDED DECEMBER 31, 1999:

Currently payable                          $   6,846,000       $ 196,192,000       $ 203,038,000
Deferred                                     (13,713,000)        (86,300,000)       (100,013,000)
                                           -------------       -------------       -------------

  Total income tax expense
    (benefit)                              $  (6,867,000)      $ 109,892,000       $ 103,025,000
                                           =============       =============       =============

THREE MONTHS ENDED DECEMBER 31, 1998:

Currently payable                          $     740,000       $   3,421,000       $   4,161,000
Deferred                                        (620,000)         16,565,000          15,945,000
                                           -------------       -------------       -------------

  Total income tax expense                 $     120,000       $  19,986,000       $  20,106,000
                                           =============       =============       =============

YEAR ENDED SEPTEMBER 30, 1998:

Currently payable                          $   4,221,000       $  32,743,000       $  36,964,000
Deferred                                        (550,000)         34,637,000          34,087,000
                                           -------------       -------------       -------------

  Total income tax expense                 $   3,671,000       $  67,380,000       $  71,051,000
                                           =============       =============       =============

YEAR ENDED SEPTEMBER 30, 1997:

Currently payable                          $  (3,635,000)      $  50,828,000       $  47,193,000
Deferred                                      (2,258,000)        (13,766,000)        (16,024,000)
                                           -------------       -------------       -------------

  Total income tax expense
    (benefit)                              $  (5,893,000)      $  37,062,000       $  31,169,000
                                           =============       =============       =============


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

11.     INCOME TAXES (Continued)

        Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                                             Years Ended September 30,
                                  Year Ended       Three Months Ended    ---------------------------------
                               December 31, 1999    December 31, 1998        1998                1997
                               ----------------    ------------------    -------------       -------------
Amount computed at
  statutory rate                 $ 100,703,000       $  19,074,000       $  73,392,000       $  33,003,000
Increases (decreases)
  resulting from:
     Amortization of
        differences between
        book and tax bases
        of net assets
        acquired                       609,000             146,000             460,000             666,000
     State income taxes,
        net of federal tax
        benefit                      7,231,000           1,183,000           5,530,000           1,950,000
     Dividends-received
        deduction                   (3,618,000)           (345,000)         (7,254,000)         (4,270,000)
     Tax credits                    (1,346,000)                             (1,296,000)           (318,000)
     Other, net                       (554,000)             48,000             219,000             138,000
                                 -------------       -------------       -------------       -------------

     Total income tax
        expense                  $ 103,025,000       $  20,106,000       $  71,051,000       $  31,169,000
                                 =============       =============       =============       =============

        For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a memorandum policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,300,000 at December 31, 1999. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

11.     INCOME TAXES (Continued)

        Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:

                                    December 31,        December 31,        September 30,
                                        1999                1998                 1998
                                    -------------       -------------       -------------
DEFERRED TAX LIABILITIES:
Investments                         $  23,208,000       $  18,174,000       $  17,643,000
Deferred acquisition costs            272,697,000         222,943,000         223,392,000
State income taxes                      5,203,000           3,143,000           2,873,000
Other liabilities                      18,658,000          13,906,000             144,000
Net unrealized gains on debt
  and equity securities
  available for sale                          ---                 ---           4,531,000
                                    -------------       -------------       -------------
Total deferred tax liabilities      $ 319,766,000         258,166,000         248,583,000
                                    -------------       -------------       -------------

DEFERRED TAX ASSETS:
Contractholder reserves              (261,781,000)       (148,587,000)       (149,915,000)
Guaranty fund assessments              (2,454,000)         (2,935,000)         (2,910,000)
Deferred income                       (48,371,000)                ---                 ---
Other assets                                  ---                 ---                 ---
Net unrealized losses on
  debt and equity securities
  available for sale                  (60,605,000)           (872,000)                ---
                                    -------------       -------------       -------------
Total deferred tax assets            (373,211,000)       (152,394,000)       (152,825,000)
                                    -------------       -------------       -------------
Deferred income taxes               $ (53,445,000)      $ 105,772,000       $  95,758,000
                                    =============       =============       =============


12.     COMPREHENSIVE INCOME


        Effective October 1, 1998, the Company adopted Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" ("SFAS 130") which requires the reporting of comprehensive income in addition to net income from operations. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. The adoption of SFAS 130 did not have an impact on the Company's results of operations, financial condition or liquidity. Comprehensive income amounts for the prior years are disclosed to conform to the current year's presentation.

                            ANCHOR NATIONAL LIFE INSURANCE COMPANY

12.     COMPREHENSIVE INCOME (Continued)

        The before tax, after tax, and tax benefit (expense) amounts for each component of the increase or decrease in unrealized losses or gains on debt and equity securities available for sale for both the current and prior periods are summarized below:

                                                            Tax Benefit
                                         Before Tax          (Expense)          Net of Tax
                                       -------------       -------------       -------------
YEAR ENDED DECEMBER 31,
1999:

Net unrealized losses on debt and
  equity securities available
  for sale identified in the
  current period                       $(217,259,000)      $  76,041,000       $(141,218,000)

Increase in deferred acquisition
  cost adjustment identified in
  the current period                      34,690,000         (12,141,000)         22,549,000
                                       -------------       -------------       -------------

Subtotal                                (182,569,000)         63,900,000        (118,669,000)
                                       -------------       -------------       -------------

Reclassification adjustment for:
  Net realized losses included
     in net income                        18,590,000          (6,507,000)         12,083,000
  Related change in deferred
     acquisition costs                    (6,690,000)          2,342,000          (4,348,000)
                                       -------------       -------------       -------------
  Total reclassification
     adjustment                           11,900,000          (4,165,000)          7,735,000
                                       -------------       -------------       -------------

Total other comprehensive
  loss                                 $(170,669,000)      $  59,735,000       $(110,934,000)
                                       =============       =============       =============

THREE MONTHS ENDED DECEMBER 31,
1998:

Net unrealized losses on debt
  and equity securities available
  for sale identified in the
  current period                       $ (24,345,000)      $   8,521,000       $ (15,824,000)

Increase in deferred acquisition
  cost adjustment identified in
  the current period                       8,579,000          (3,004,000)          5,575,000
                                       -------------       -------------       -------------

Subtotal                                 (15,766,000)          5,517,000         (10,249,000)
                                       -------------       -------------       -------------

Reclassification adjustment for:
  Net realized losses included
     in net income                           510,000            (179,000)            331,000
  Related change in deferred
     acquisition costs                      (179,000)             63,000            (116,000)
                                       -------------       -------------       -------------
  Total reclassification
     adjustment                              331,000            (116,000)            215,000
                                       -------------       -------------       -------------

Total other comprehensive loss         $ (15,435,000)      $   5,401,000       $ (10,034,000)
                                       =============       =============       =============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12.     COMPREHENSIVE INCOME (Continued)

                                                          Tax Benefit
                                        Before Tax         (Expense)          Net of Tax
                                       ------------       ------------       ------------
YEAR ENDED SEPTEMBER 30,
1998:

Net unrealized losses on debt and
  equity securities available
  for sale identified in the
  current period                       $(10,281,000)      $  3,598,000       $ (6,683,000)

Increase in deferred acquisition
  cost adjustment identified in
  the current period                      4,086,000         (1,430,000)         2,656,000
                                       ------------       ------------       ------------

Subtotal                                 (6,195,000)         2,168,000         (4,027,000)
                                       ------------       ------------       ------------

Reclassification adjustment for:
  Net realized losses included
     in net income                      (14,487,000)         5,070,000         (9,417,000)
  Related change in deferred
     acquisition costs                    5,314,000         (1,860,000)         3,454,000
                                       ------------       ------------       ------------
  Total reclassification
     adjustment                          (9,173,000)         3,210,000         (5,963,000)
                                       ------------       ------------       ------------

Total other comprehensive loss         $(15,368,000)      $  5,378,000       $ (9,990,000)
                                       ============       ============       ============

YEAR ENDED SEPTEMBER 30,
1997:

Net unrealized gains on debt
  and equity securities available
  for sale identified in the
  current period                       $ 40,575,000       $(14,201,000)      $ 26,374,000

Decrease in deferred acquisition
  cost adjustment identified in
  the current period                    (15,031,000)         5,262,000         (9,769,000)
                                       ------------       ------------       ------------

Subtotal                                 25,544,000         (8,939,000)        16,605,000
                                       ------------       ------------       ------------

Reclassification adjustment for:
  Net realized losses included
     in net income                       16,832,000         (5,891,000)        10,941,000
  Related change in deferred
     acquisition costs                   (5,569,000)         1,949,000         (3,620,000)
                                       ------------       ------------       ------------
  Total reclassification
     adjustment                          11,263,000         (3,942,000)         7,321,000
                                       ------------       ------------       ------------

Total other comprehensive
  income                               $ 36,807,000       $(12,881,000)      $ 23,926,000
                                       ============       ============       ============

                            ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.     RELATED-PARTY MATTERS

        The Company pays commissions to five affiliated companies: SunAmerica Securities, Inc.; Advantage Capital Corp.; Financial Services Corp.; Sentra Securities Corp.; and Spelman & Co. Inc. Commissions paid to these broker-dealers totaled $37,435,000 in the year ended December 31, 1999, $6,977,000 in the three months ended December 31, 1998, and $32,946,000 in the year ended September 30, 1998 and $25,492,000 in the year ended September 30, 1997. These broker-dealers, when combined with the Company's wholly owned broker-dealer, represent a significant portion of the Company's business, amounting to approximately 35.6% of premiums in the year ended December 31, 1999 and the three months ended December 31, 1998, 33.6% in the year ended September 30, 1998 and 36.1% in the year ended September 30, 1997.

        The Company purchases administrative, investment management, accounting, marketing and data processing services from its Parent and SunAmerica, an indirect parent. Amounts paid for such services totaled $105,059,000 for the year ended December 31, 1999, $21,593,000 for the three months ended December 31, 1998, $84,975,000 for the year ended September 30, 1998 and $86,116,000 for the year ended September 30, 1997. The marketing component of such costs during these periods amounted to $53,385,000, $9,906,000, $39,482,000 and $31,968,000, respectively, and are deferred and amortized as part of Deferred Acquisition Costs. The other components of such costs are included in General and Administrative Expenses in the income statement.

        At December 31, 1999 and 1998, the Company held bonds with a fair value of $50,000 and $84,965,000, respectively, which were issued by its affiliate, International Lease Finance Corp. The amortized cost of these bonds is equal to the fair value. At September 30, 1998 and 1997, the Company held no investments issued by any of its affiliates.


        During the year ended December 31, 1999, the Company transferred short-term investments and bonds to FSA with an aggregate fair value of $634,596,000 as part of the transfer of the New York Business from the Acquisition (See Note 4). The Company recorded a net realized loss of $5,144,000 on the transfer of these assets.


        During the year ended December 31, 1999, the Company purchased certain invested assets from SunAmerica for cash equal to their current market value of $161,159,000.

        For the three months ended December 31, 1998, the Company made no purchases or sales of invested assets from or to the Parent or its affiliates.

        During the year ended September 30, 1998, the Company sold various invested assets to SunAmerica for cash equal to their current market value of $64,431,000. The Company recorded a net gain aggregating $16,388,000 on such transactions.

        During the year ended September 30, 1998, the Company purchased certain invested assets from SunAmerica, the Parent and CalAmerica Life Insurance Company ("CalAmerica"), a wholly-owned subsidiary of the Parent that has since merged into the Parent, for cash equal to their current market value which aggregated $20,666,000, $10,468,000

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

13.     RELATED-PARTY MATTERS (Continued)

        and $61,000, respectively.

        During the year ended September 30, 1997, the Company sold various invested assets to the Parent and CalAmerica for cash equal to their current market value of $15,776,000 and $15,000, respectively. The Company recorded a net gain aggregating $276,000 on such transactions.

        During the year ended September 30, 1997, the Company purchased certain invested assets from the Parent and CalAmerica for cash equal to their current market value of $8,717,000 and $284,000, respectively.

14.     BUSINESS SEGMENTS

        Effective January 1, 1999, the Company adopted Statement of Financial Accounting Standards No. 131 ("SFAS 131"), "Disclosures about Segments of an Enterprise and Related Information," which requires the reporting of certain financial information by business segment. For the purpose of providing segment information, the Company has three business segments: annuity operations, asset management operations and broker-dealer operations. The annuity operations focus primarily on the marketing of variable annuity products and the administration of the universal life business acquired from MBL Life in 1998 (See Note 4). The Company's variable annuity products offer investors a broad spectrum of fund alternatives, with a choice of investment managers, as well as guaranteed fixed-rate account options. The Company earns fee income on investments in the variable options and net investment income on the fixed-rate options. The asset management operations are conducted by the Company's registered investment advisor subsidiary, SunAmerica Asset Management Corp. ("SunAmerica Asset Management"), and its related distributor. SunAmerica Asset Management earns fee income by distributing and managing a diversified family of mutual funds, by managing certain subaccounts within the Company's variable annuity products and by providing professional management of individual, corporate and pension plan portfolios. The broker-dealer operations are conducted by the Company's broker-dealer subsidiary, Royal Alliance Associates, Inc. ("Royal"), which sells proprietary annuities and mutual funds, as well as a full range of non-proprietary investment products.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

14.     BUSINESS SEGMENTS (Continued)

        Summarized data for the Company's business segments follow:

                                                               Asset                Broker
                                      Annuity               Management              Dealer
                                     Operations             Operations             Operations               Total
                                   ----------------       ----------------       ----------------       ----------------
YEAR ENDED DECEMBER 31, 1999:

Total assets                       $ 26,649,310,000       $    150,966,000       $     74,218,000       $ 26,874,494,000
Expenditures for long-
  lived assets                                  ---              2,563,000              2,728,000              5,291,000
Investment in subsidiaries                      ---                    ---                    ---                    ---

Revenue from external
  customers                             790,697,000             54,652,000             41,185,000            886,534,000
Intersegment revenue                            ---             62,998,000              8,193,000             71,191,000
                                   ----------------       ----------------       ----------------       ----------------

Total revenue                           790,697,000            117,650,000             49,378,000            957,725,000
                                   ================       ================       ================       ================


Investment income                       511,914,000              9,072,000                967,000            521,953,000
Interest expense                       (354,263,000)            (3,085,000)              (389,000)          (357,737,000)
Depreciation and
  amortization expense                  (95,408,000)           (23,249,000)            (3,234,000)          (121,891,000)
Income from unusual
  transactions                                  ---                    ---                    ---                    ---
Pretax income                           199,333,000             67,779,000             20,611,000            287,723,000
Income tax expense                      (65,445,000)           (28,247,000)            (9,333,000)          (103,025,000)
Income from extraordinary
  items                                         ---                    ---                    ---                    ---
Net income                         $    133,888,000       $     39,532,000       $     11,278,000       $    184,698,000
                                   ================       ================       ================       ================


Significant non-cash
  items                            $            ---       $            ---       $            ---       $            ---
                                   ================       ================       ================       ================


                            ANCHOR NATIONAL LIFE INSURANCE COMPANY

14.     BUSINESS SEGMENTS (Continued)

                                                           Asset                Broker-
                                    Annuity              Management              Dealer
                                   Operations            Operations             Operations               Total
                                ----------------       ----------------       ----------------       ----------------
THREE MONTHS ENDED
DECEMBER 31, 1998:

Total assets                    $ 22,982,323,000       $    104,473,000       $     59,537,000       $ 23,146,333,000
Expenditures for long-
  lived assets                               ---                328,000              1,005,000              1,333,000
Investment in subsidiaries                   ---                    ---                    ---                    ---

Revenue from external
  customers                          103,626,000             11,103,000              9,605,000            124,334,000
Intersegment revenue                         ---             11,871,000              1,674,000             13,545,000
                                ----------------       ----------------       ----------------       ----------------

Total revenue                        103,626,000             22,974,000             11,279,000            137,879,000
                                ================       ================       ================       ================


Investment income                     53,149,000                971,000                158,000             54,278,000
Interest expense                     (26,842,000)              (752,000)              (101,000)           (27,695,000)
Depreciation and
  amortization expense               (23,236,000)            (4,204,000)              (561,000)           (28,001,000)
Income from unusual
  transactions                               ---                    ---                    ---                    ---
Pretax income                         36,961,000             13,092,000              4,444,000             54,497,000
Income tax expense                   (12,978,000)            (5,181,000)            (1,947,000)           (20,106,000)
Income from extraordinary
  items                                      ---                    ---                    ---                    ---
Net income                      $     23,983,000       $      7,911,000       $      2,497,000       $     34,391,000
                                ================       ================       ================       ================


Significant non-cash
  item                          $            ---       $            ---       $            ---       $            ---
                                ================       ================       ================       ================


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

14.     BUSINESS SEGMENTS (Continued)

                                                               Asset                 Broker-
                                         Annuity             Management              Dealer
                                       Operations            Operations             Operations               Total
                                    ----------------       ----------------       ----------------       ----------------
YEAR ENDED SEPTEMBER 30, 1998:

Total assets                        $ 14,389,922,000       $    104,476,000       $     55,870,000       $ 14,550,268,000
Expenditures for long-
  lived assets                                   ---                477,000              5,289,000              5,766,000
Investment in subsidiaries                       ---                    ---                    ---                    ---

Revenue from external
  customers                              410,011,000             34,396,000             39,729,000            484,136,000
Intersegment revenue                             ---             40,040,000              7,634,000             47,674,000
                                    ----------------       ----------------       ----------------       ----------------

Total revenue                            410,011,000             74,436,000             47,363,000            531,810,000
                                    ================       ================       ================       ================


Investment income                        218,044,000              2,839,000              1,083,000            221,966,000
Interest expense                        (131,980,000)            (2,709,000)              (405,000)          (135,094,000)
Depreciation and
  amortization expense                   (60,731,000)           (14,780,000)            (1,770,000)           (77,281,000)
Income from unusual
  transactions                                   ---                    ---                    ---                    ---
Pretax income                            148,084,000             39,207,000             22,401,000            209,692,000
Income tax expense                       (44,706,000)           (15,670,000)           (10,675,000)           (71,051,000)
Income from extraordinary
  items                                          ---                    ---                    ---                    ---
Net income                          $    103,378,000       $     23,537,000       $     11,726,000       $    138,641,000
                                    ================       ================       ================       ================


Significant non-cash
  items                             $            ---       $            ---       $            ---       $            ---
                                    ================       ================       ================       ================


                            ANCHOR NATIONAL LIFE INSURANCE COMPANY

14.     BUSINESS SEGMENTS (Continued)

                                                                Asset               Broker-
                                        Annuity              Management             Dealer
                                       Operations            Operations            Operations                 Total
                                    ----------------       ----------------       ----------------       ----------------
YEAR ENDED SEPTEMBER 30, 1997:

Total assets                        $ 12,440,311,000       $     81,518,000       $     51,400,000       $ 12,573,229,000
Expenditures for long-
  lived assets                                   ---                804,000              4,527,000              5,331,000
Investment in subsidiaries                       ---                    ---                    ---                    ---

Revenue from external
  customers                              317,061,000             28,655,000             31,678,000            377,394,000
Intersegment revenue                             ---             22,790,000              6,327,000             29,117,000
                                    ----------------       ----------------       ----------------       ----------------

Total revenue                            317,061,000             51,445,000             38,005,000            406,511,000
                                    ================       ================       ================       ================


Investment income                        208,382,000              1,445,000                932,000            210,759,000
Interest expense                        (134,416,000)            (2,737,000)              (405,000)          (137,558,000)
Depreciation and
  amortization expense                   (55,675,000)           (16,357,000)              (689,000)           (72,721,000)
Income from unusual
  transactions                                   ---                    ---                    ---                    ---
Pretax income                             58,291,000             19,299,000             16,705,000             94,295,000
Income tax expense                       (16,318,000)            (7,850,000)            (7,001,000)           (31,169,000)
Income from extraordinary
  items                                          ---                    ---                    ---                    ---
Net income                          $     41,973,000       $     11,449,000       $      9,704,000       $     63,126,000
                                    ================       ================       ================       ================


Significant non-cash
  items                             $            ---       $           ---        $            ---       $            ---
                                    ================       ================       ================       ================


        Substantially all of the Company's revenues are derived from the United States.

        The accounting policies of the segments are as described in the summary of significant accounting policies (Note 2). The Parent makes expenditures for long-lived assets for the annuity operations segment and allocates depreciation of such assets to the annuity operations segment. The annuity operations and asset management operations pay commissions to Royal for sales of their proprietary products. Approximately 90% of these commission payments are in turn paid to registered representatives of Royal, with the remainder of the revenue reflected in Net Retained Commissions. In addition, premiums from variable annuity policies sold by the Company are held in trusts that are owned by the Company, although the assets directly support policyholder obligations. SunAmerica Asset Management is the Investment Advisor for all of the subaccounts of these trusts, for which service it receives fees which are direct expenses of the trusts. Such fees are reported as Variable Annuity Fees in the consolidated income statement and are shown as intersegment revenues in the business segments disclosure above, although there is no corresponding expense on the books of any segment.

        The annuity operations segment's products are marketed through over 800 independent broker-dealers, full-service securities firms and financial institutions, in addition to the Company's affiliated broker-dealers. Those independent selling organizations

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

14.     BUSINESS SEGMENTS (Continued)

        responsible for over 10% of sales represented 12.0% of sales in the year ended December 31, 1999, 14.7% in the three months ended December 31, 1998, 16.8% in the year ended September 30, 1998, and 18.4% and 10.2% in the year ended September 30, 1997. Registered representatives sell products for the Company's asset management operations and sell products offered by the broker-dealer operations. Revenue from any single registered representative or group of registered representatives do not compose a material percentage of total revenues in either the asset management operations or the broker-dealer operations.

15.     SUBSEQUENT EVENTS

        On March 1, 2000, the Company paid dividends of $69,000,000 to the Parent.

                          VARIABLE ANNUITY ACCOUNT ONE

                                       OF

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                DECEMBER 31, 1999

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Anchor National Life Insurance Company and the Contractholders of its separate account, Variable Annuity Account One.

In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Variable Accounts constituting Variable Annuity Account One, a separate account of Anchor National Life Insurance Company (the "Separate Account") at December 31, 1999, the results of their operations for the year then ended, and the changes in their net assets for the two years then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers LLP
Los Angeles, California
March 31, 2000

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 1999



                           Foreign      Capital                        Natural        Growth and       Strategic
                          Securities  Appreciation      Growth        Resources         Income        Multi-Asset    Multi-Asset
                          Portfolio    Portfolio       Portfolio      Portfolio        Portfolio       Portfolio      Portfolio
                          --------------------------------------------------------------------------------------------------------
Assets:
  Investments in
    Anchor Series Trust,
    at market value           $0      $217,974,358    $239,127,633    $6,623,074      $46,739,131      $74,974,059    $116,989,310

Liabilities                    0                 0               0             0                0                0               0
                          --------------------------------------------------------------------------------------------------------
Net Assets                    $0      $217,974,358    $239,127,633    $6,623,074      $46,739,131      $74,974,059    $116,989,310
                          ========================================================================================================
Accumulation units
  outstanding                  0         2,495,136       2,780,011       329,274        1,105,939        2,229,557       3,173,236
                          ========================================================================================================
Unit value of
  accumulation units          $0      $      87.36    $      86.02    $    20.11      $     42.26      $     33.63    $      36.87
                          ========================================================================================================

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 1999
                                   (Continued)

                                                                               Government
                                                                                  and
                                                  High Yield    Fixed Income  Quality Bond   Money Market
                                                   Portfolio      Portfolio     Portfolio     Portfolio        TOTAL
                                                  ----------------------------------------------------------------------
Assets:
  Investments in Anchor
    Series Trust,
    at market value                               $19,368,760          $0      $70,396,596    $60,352,863   $852,545,784

Liabilities                                                 0           0                0              0              0
                                                  ----------------------------------------------------------------------
Net Assets                                        $19,368,760          $0      $70,396,596    $60,352,863   $852,545,784
                                                  ======================================================================
Accumulation units outstanding                        775,742           0        2,312,298      3,131,015
                                                  =======================================================
Unit value of accumulation units                  $     24.97          $0      $     30.44    $     19.28
                                                  =======================================================

                See accompanying notes to financial statements.

                        VARIABLE ANNUITY ACCOUNT ONE
                                     OF
                   ANCHOR NATIONAL LIFE INSURANCE COMPANY

                      SCHEDULE OF PORTFOLIO INVESTMENTS
                              DECEMBER 31, 1999

                                                             Market Value      Market
Portfolio Investment                            Shares        Per Share         Value             Cost
----------------------------------------------------------------------------------------------------------
Foreign Securities Portfolio                         0          $ 0.00       $          0     $          0

Capital Appreciation Portfolio               3,822,479           57.02        217,974,358      129,849,279

Growth Portfolio                             6,208,032           38.52        239,127,633      146,917,949

Natural Resources Portfolio                    408,203           16.22          6,623,074        5,950,201

Growth and Income Portfolio                  2,225,780           21.00         46,739,131       36,095,406

Strategic Multi-Asset Portfolio              6,371,476           11.77         74,974,059       70,142,880

Multi-Asset Portfolio                        9,297,052           12.58        116,989,310      111,641,002

High Yield Portfolio                         3,165,671            6.12         19,368,760       22,839,929

Fixed Income Portfolio                               0            0.00                  0                0

Government and Quality Bond Portfolio        5,144,595           13.68         70,396,596       71,709,899

Money Market Portfolio                      60,352,862            1.00         60,352,863       60,352,863
                                                                             -----------------------------
                                                                             $852,545,784     $655,499,408
                                                                             =============================


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY


                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 1999


                                  Foreign       Capital                       Natural     Growth and    Strategic
                                Securities    Appreciation     Growth        Resources      Income      Multi-Asset    Multi-Asset
                                 Portfolio     Portfolio      Portfolio      Portfolio     Portfolio     Portfolio      Portfolio
                               -----------------------------------------------------------------------------------------------------
Investment income:
     Dividends and capital
       gains distributions     $  3,620,524  $   7,400,470   $ 14,635,241   $    83,066   $  6,696,539  $  8,547,996   $ 20,083,471
                               -----------------------------------------------------------------------------------------------------
         Total investment
           income                 3,620,524      7,400,470     14,635,241        83,066      6,696,539     8,547,996     20,083,471
                               -----------------------------------------------------------------------------------------------------
Expenses:
     Mortality risk charge         (145,839)    (1,476,479)    (2,047,006)      (62,590)      (429,359)     (498,221)    (1,088,970)
     Expense risk charge            (56,716)      (574,186)      (796,058)      (24,341)      (166,973)     (193,753)      (423,489)
     Distribution expense
       charge                       (24,307)      (246,080)      (341,168)      (10,432)       (71,560)      (83,037)      (181,495)
                               -----------------------------------------------------------------------------------------------------
         Total expenses            (226,862)    (2,296,745)    (3,184,232)      (97,363)      (667,892)     (775,011)    (1,693,954)
                               -----------------------------------------------------------------------------------------------------
Net investment income (loss)      3,393,662      5,103,725     11,451,009       (14,297)     6,028,647     7,772,985     18,389,517
                               -----------------------------------------------------------------------------------------------------
Net realized gains (losses)
  from securities
  transactions:
     Proceeds from shares
       sold                      35,782,231    115,024,477     59,990,152     4,558,565     14,785,314    13,560,770     25,084,099
     Cost of shares sold        (37,762,057)   (85,390,770)   (39,642,076)   (4,586,813)   (10,598,020)  (13,639,179)   (22,606,606)
                               -----------------------------------------------------------------------------------------------------
Net realized gains (losses)
    from securities
    transactions                 (1,979,826)    29,633,707     20,348,076       (28,248)     4,187,294       (78,409)     2,477,493
                               -----------------------------------------------------------------------------------------------------
Net unrealized appreciation
  (depreciation) of
  investments:
     Beginning of period         (1,007,435)    34,888,743     72,747,200    (1,571,427)    14,532,706    (2,149,417)    13,807,542
     End of period                        0     88,125,079     92,209,684       672,873     10,643,725     4,831,179      5,348,308
                               -----------------------------------------------------------------------------------------------------
Change in net unrealized
  appreciation/depreciation
    of investments                1,007,435     53,236,336     19,462,484     2,244,300     (3,888,981)    6,980,596     (8,459,234)
                               -----------------------------------------------------------------------------------------------------
Increase (decrease) in net
  assets from operations       $  2,421,271  $  87,973,768   $ 51,261,569   $ 2,201,755   $  6,326,960  $ 14,675,172   $ 12,407,776
                               ====================================================================================================

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY


                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 1999
                                   (Continued)


                                                                         Government and
                                             High Yield    Fixed Income   Quality Bond   Money Market
                                              Portfolio     Portfolio      Portfolio       Portfolio       TOTAL
                                            ------------------------------------------------------------------------
Investment income:
     Dividends and capital
       gains distributions                  $ 2,748,399    $ 1,722,204    $ 3,844,347   $   3,028,151   $ 72,410,408
                                            ------------------------------------------------------------------------
         Total investment income              2,748,399      1,722,204      3,844,347       3,028,151     72,410,408
                                            ------------------------------------------------------------------------
Expenses:
     Mortality risk charge                     (196,028)       (83,449)      (617,674)       (595,057)    (7,240,672)
     Expense risk charge                        (76,233)       (32,453)      (240,207)       (231,411)    (2,815,820)
     Distribution expense charge                (32,671)       (13,908)      (102,946)        (99,176)    (1,206,780)
                                            ------------------------------------------------------------------------
         Total expenses                        (304,932)      (129,810)      (960,827)       (925,644)   (11,263,272)
                                            ------------------------------------------------------------------------
Net investment income (loss)                  2,443,467      1,592,394      2,883,520       2,102,507     61,147,136
                                            ------------------------------------------------------------------------
Net realized gains (losses)
  from securities transactions:
     Proceeds from shares sold               15,310,969     17,094,718     24,275,627     126,323,302    451,790,224
     Cost of shares sold                    (16,859,439)   (19,807,862)   (23,797,718)   (126,323,302)  (401,013,842)
                                            ------------------------------------------------------------------------
Net realized gains (losses) from
    securities transactions                  (1,548,470)    (2,713,144)       477,909               0     50,776,382
                                            ------------------------------------------------------------------------
Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                     (3,637,349)      (422,176)     3,790,898               0    130,979,285
     End of period                           (3,471,169)             0     (1,313,303)              0    197,046,376
                                            ------------------------------------------------------------------------
Change in net unrealized
  appreciation/depreciation
  of investments                                166,180        422,176     (5,104,201)              0     66,067,091
                                            ------------------------------------------------------------------------
Increase (decrease) in net
  assets from operations                    $ 1,061,177     $ (698,574)  $ (1,742,772)  $   2,102,507  $ 177,990,609
                                            ========================================================================

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY


                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 1999


                                  Foreign        Capital                      Natural     Growth and     Strategic       Multi-
                                 Securities   Appreciation      Growth       Resources      Income       Multi-Asset     Asset
                                  Portfolio     Portfolio      Portfolio     Portfolio      Portfolio     Portfolio     Portfolio
                                --------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS:
From operations:
     Net investment
       income (loss)            $  3,393,662  $   5,103,725  $  11,451,009  $   (14,297)  $  6,028,647  $  7,772,985  $ 18,389,517
     Net realized gains
       (losses) from
       securities transactions    (1,979,826)    29,633,707     20,348,076      (28,248)     4,187,294       (78,409)    2,477,493
     Change in net unrealized
       appreciation/
       depreciation
       of investments              1,007,435     53,236,336     19,462,484    2,244,300     (3,888,981)    6,980,596    (8,459,234)
                                --------------------------------------------------------------------------------------------------
         Increase (decrease)
           in net assets
           from operations         2,421,271     87,973,768     51,261,569    2,201,755      6,326,960    14,675,172    12,407,776
                                --------------------------------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units
       sold                          368,486      3,031,238      3,492,537      108,194      1,230,371       767,157     1,830,551
     Cost of units redeemed       (3,565,889)   (27,910,477)   (36,835,455)  (2,211,581)    (9,201,002)  (11,049,771)  (21,243,140)
     Net transfers               (26,794,545)    (3,726,655)   (11,847,664)     325,525       (764,082)   24,597,960    (3,537,738)
                                --------------------------------------------------------------------------------------------------
         Increase (decrease)
           in net assets from
           capital transactions  (29,991,948)   (28,605,894)   (45,190,582)  (1,777,862)    (8,734,713)   14,315,346   (22,950,327)
                                --------------------------------------------------------------------------------------------------
Increase (decrease) in
  net assets                     (27,570,677)    59,367,874      6,070,987      423,893     (2,407,753)   28,990,518   (10,542,551)
Net assets at beginning
  of period                       27,570,677    158,606,484    233,056,646    6,199,181     49,146,884    45,983,541   127,531,861
                                --------------------------------------------------------------------------------------------------
Net assets at end of period     $          0  $ 217,974,358  $ 239,127,633  $ 6,623,074   $ 46,739,131  $ 74,974,059  $116,989,310
                                ==================================================================================================

ANALYSIS OF INCREASE
   (DECREASE) IN
   UNITS OUTSTANDING:
     Units sold                       23,509         54,123         55,392       10,311         30,972        30,655        53,081
     Units redeemed                 (217,907)      (450,032)      (494,990)    (126,062)      (234,257)     (379,196)     (613,176)
     Units transferred            (1,599,934)      (115,651)      (171,664)      14,757        (19,761)      851,238      (103,566)
                                ---------------------------------------------------------------------------------------------------
Increase (decrease) in
  units outstanding                (1,794,332)      (511,560)      (611,262)    (100,994)      (223,046)      502,697      (663,661)
Beginning units                     1,794,332      3,006,696      3,391,273      430,268      1,328,985     1,726,860     3,836,897
                                ---------------------------------------------------------------------------------------------------
Ending units                                0      2,495,136      2,780,011      329,274      1,105,939     2,229,557     3,173,236
                                ===================================================================================================

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY


                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 1999
                                   (Continued)



                                                                                Government and
                                                High Yield     Fixed Income      Quality Bond      Money Market
                                                 Portfolio       Portfolio         Portfolio         Portfolio            TOTAL
                                                -----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)               $  2,443,467    $  1,592,394      $  2,883,520      $  2,102,507      $  61,147,136
     Net realized gains (losses) from
         securities transactions                  (1,548,470)     (2,713,144)          477,909                 0         50,776,382
     Change in net unrealized appreciation/
         depreciation of investments                 166,180         422,176        (5,104,201)                0         66,067,091
                                                -----------------------------------------------------------------------------------
         Increase (decrease) in net assets
           from operations                         1,061,177        (698,574)       (1,742,772)        2,102,507        177,990,609
                                                -----------------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                    434,432         185,414         1,022,257         1,704,744         14,175,381
     Cost of units redeemed                       (5,241,331)     (2,001,259)      (12,356,542)      (27,640,810)      (159,257,257)
     Net transfers                                (1,700,591)    (14,383,354)       19,079,770        21,358,629          2,607,255
                                                -----------------------------------------------------------------------------------
         Increase (decrease) in net
           assets from capital
           transactions                           (6,507,490)    (16,199,199)        7,745,485        (4,577,437)      (142,474,621)
                                                -----------------------------------------------------------------------------------
Increase (decrease) in net assets                 (5,446,313)    (16,897,773)        6,002,713        (2,474,930)        35,515,988
Net assets at beginning of period                 24,815,073      16,897,773        64,393,883        62,827,793        817,029,796
                                                -----------------------------------------------------------------------------------
Net assets at end of period                     $ 19,368,760    $          0      $ 70,396,596      $ 60,352,863      $ 852,545,784
                                                ===================================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                       17,505           6,380            33,537            88,045            403,519
     Units redeemed                                 (211,649)        (68,881)         (401,281)       (1,460,331)        (4,657,770)
     Units transferred                               (66,262)       (509,020)          627,585         1,136,440             44,153
                                                -----------------------------------------------------------------------------------
Increase (decrease) in units
  outstanding                                       (260,406)       (571,521)          259,841          (235,846)        (4,210,098)
Beginning units                                    1,036,148         571,521         2,052,457         3,366,861         22,542,306
                                                -----------------------------------------------------------------------------------
Ending units                                         775,742               0         2,312,298         3,131,015         18,332,208
                                                ===================================================================================

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY


                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 1998


                                          Foreign            Capital                             Natural
                                         Securities       Appreciation          Growth           Resources
                                         Portfolio          Portfolio          Portfolio         Portfolio
                                        --------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS:
From operations:
     Net investment income (loss)       $  3,497,391      $   9,310,817      $   9,378,468      $     52,946
     Net realized gains (losses)
       from securities transactions          170,945         17,938,541         18,997,990          (305,717)
     Change in net unrealized
       appreciation/depreciation
       of investments                       (847,526)         2,848,467         26,564,618        (1,270,769)
                                        --------------------------------------------------------------------
         Increase (decrease) in
         net assets from operations        2,820,810         30,097,825         54,941,076        (1,523,540)
                                        --------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold            866,652          3,653,636          5,249,517           266,200
     Cost of units redeemed               (7,742,087)       (26,892,837)       (36,745,878)       (1,983,768)
     Net transfers                        (1,632,465)        (7,311,320)         1,694,298        (1,174,391)
                                        --------------------------------------------------------------------
         Increase (decrease) in
           net assets from capital
           transactions                   (8,507,900)       (30,550,521)       (29,802,063)       (2,891,959)
                                        --------------------------------------------------------------------
Increase (decrease) in net assets         (5,687,090)          (452,696)        25,139,013        (4,415,499)
Net assets at beginning of period         33,257,767        159,059,180        207,917,633        10,614,680
                                        --------------------------------------------------------------------
Net assets at end of period             $ 27,570,677      $ 158,606,484      $ 233,056,646      $  6,199,181
                                        ====================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                               56,970             77,680             86,554            15,370
     Units redeemed                         (511,455)          (570,948)          (608,692)         (114,907)
     Units transferred                      (112,765)          (133,511)            66,371           (70,582)
                                        --------------------------------------------------------------------
Increase (decrease) in units
  outstanding                               (567,250)          (626,779)          (455,767)         (170,119)
Beginning units                            2,361,582          3,633,475          3,847,040           600,387
                                        --------------------------------------------------------------------
Ending units                               1,794,332          3,006,696          3,391,273           430,268
                                        ====================================================================

                                        Growth and         Strategic
                                          Income          Multi-Asset       Multi-Asset
                                         Portfolio         Portfolio         Portfolio
                                        -------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS:
From operations:
     Net investment income (loss)       $  1,464,680      $  7,503,966      $  21,132,221
     Net realized gains (losses)
       from securities transactions        3,996,229           190,264          4,325,109
     Change in net unrealized
       appreciation/depreciation
       of investments                      5,661,471        (1,516,524)           465,417
                                        -------------------------------------------------
         Increase (decrease) in
         net assets from operations       11,122,380         6,177,706         25,922,747
                                        -------------------------------------------------
From capital transactions:
     Net proceeds from units sold          1,378,024         1,010,213          2,408,015
     Cost of units redeemed              (11,368,905)       (9,053,407)       (27,057,807)
     Net transfers                         6,542,800        (1,897,587)           932,900
                                        -------------------------------------------------
         Increase (decrease) in
           net assets from capital
           transactions                   (3,448,081)       (9,940,781)       (23,716,892)
                                        -------------------------------------------------
Increase (decrease) in net assets          7,674,299        (3,763,075)         2,205,855
Net assets at beginning of period         41,472,585        49,746,616        125,326,006
                                        -------------------------------------------------
Net assets at end of period             $ 49,146,884      $ 45,983,541      $ 127,531,861
                                        =================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                               42,136            40,650             81,985
     Units redeemed                         (347,305)         (357,651)          (901,952)
     Units transferred                       194,870           (79,183)            29,783
                                        -------------------------------------------------
Increase (decrease) in units
  outstanding                               (110,299)         (396,184)          (790,184)
Beginning units                            1,439,284         2,123,044          4,627,081
                                        -------------------------------------------------
Ending units                               1,328,985         1,726,860          3,836,897
                                        =================================================

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY


                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 1998
                                   (Continued)


                                                                                                    Government and
                                                 High Yield       Target '98       Fixed Income      Quality Bond
                                                  Portfolio        Portfolio         Portfolio         Portfolio
                                                -----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)               $  3,143,321      $   483,302      $  1,136,627      $  1,853,571
     Net realized gains (losses) from
         securities transactions                    (899,594)      (1,214,654)          (49,524)        1,903,451
     Change in net unrealized appreciation/
         depreciation of investments              (3,352,864)         868,387            (9,991)        1,296,540
                                                -----------------------------------------------------------------
         Increase (decrease) in net
             assets from operations               (1,109,137)         137,035         1,077,112         5,053,562
                                                -----------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                    946,615           58,987           410,515         1,506,073
     Cost of units redeemed                       (9,940,258)      (1,492,213)       (2,777,058)      (14,213,274)
     Net transfers                                (3,327,460)      (5,158,008)          536,264        (2,181,165)
                                                -----------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions           (12,321,103)      (6,591,234)       (1,830,279)      (14,888,366)
                                                -----------------------------------------------------------------
Increase (decrease) in net assets                (13,430,240)      (6,454,199)         (753,167)       (9,834,804)
Net assets at beginning of period                 38,245,313        6,454,199        17,650,940        74,228,687
                                                -----------------------------------------------------------------
Net assets at end of period                     $ 24,815,073      $         0      $ 16,897,773      $ 64,393,883
                                                =================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                       36,996            2,953            14,394            50,122
     Units redeemed                                 (390,414)         (73,945)          (97,081)         (472,509)
     Units transferred                              (114,676)        (253,918)           18,390           (70,958)
                                                -----------------------------------------------------------------
Increase (decrease) in units outstanding            (468,094)        (324,910)          (64,297)         (493,345)
Beginning units                                    1,504,242          324,910           635,818         2,545,802
                                                -----------------------------------------------------------------
Ending units                                       1,036,148                0           571,521         2,052,457
                                                =================================================================

                                                 Money Market
                                                   Portfolio           TOTAL
                                                --------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                $  2,395,040      $  61,352,350
     Net realized gains (losses) from
         securities transactions                            0         45,053,040
     Change in net unrealized appreciation/
         depreciation of investments                        0         30,707,226
                                                --------------------------------
         Increase (decrease) in net
             assets from operations                 2,395,040        137,112,616
                                                --------------------------------
From capital transactions:
     Net proceeds from units sold                   2,619,528         20,373,975
     Cost of units redeemed                       (25,415,123)      (174,682,615)
     Net transfers                                 15,636,312          2,660,178
                                                --------------------------------
         Increase (decrease) in net assets
             from capital transactions             (7,159,283)      (151,648,462)
                                                --------------------------------
Increase (decrease) in net assets                  (4,764,243)       (14,535,846)
Net assets at beginning of period                  67,592,036        831,565,642
                                                --------------------------------
Net assets at end of period                      $ 62,827,793      $ 817,029,796
                                                ================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                       143,081            648,891
     Units redeemed                                (1,387,104)        (5,833,963)
     Units transferred                                856,340            330,161
                                                --------------------------------
Increase (decrease) in units outstanding             (387,683)        (4,854,911)
Beginning units                                     3,754,544         27,397,209
                                                --------------------------------
Ending units                                        3,366,861         22,542,298
                                                ================================

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.       ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         Variable Annuity Account One of Anchor National Life Insurance Company (the "Separate Account") is a segregated investment account of Anchor National Life Insurance Company (the "Company"). The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services company. At December 31, 1998, the Company was a wholly owned indirect subsidiary of SunAmerica Inc., a Maryland corporation. On January 1, 1999, SunAmerica Inc. merged with and into AIG in a tax-free reorganization that has been treated as a pooling of interests for accounting purposes. Thus, SunAmerica Inc. ceased to exist on that date. However, immediately prior to the effectiveness of the merger, substantially all of the net assets of SunAmerica Inc. were contributed to a newly formed subsidiary of AIG named SunAmerica Holdings, Inc., a Delaware corporation. SunAmerica Holdings, Inc. subsequently changed its name to SunAmerica Inc. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

         The Separate Account is composed of nine variable portfolios (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of a designated portfolio of the Anchor Series Trust (the "Trust"). The Trust is a diversified, open-end, affiliated investment company, which retains an investment advisor to assist in the investment activities of the Trust. The contractholder may elect to have payments allocated to a guaranteed-interest fund of the Company (the "General Account"), which is not a part of the Separate Account. The financial statements include balances allocated by the contractholder to the nine Variable Accounts and do not include balances allocated to the General Account.

         The inception date of the Target `98 Portfolio was May 2, 1988. The inception date of the Natural Resources Portfolio was January 4, 1988. The inception date of the Capital Appreciation, Foreign Securities, Growth and Income, Multi-Asset and Strategic Multi-Asset Portfolios was March 23, 1987. The inception date of the High-Yield Portfolio was January 2, 1986. The inception date of the Money Market portfolio was December 31, 1984. The inception date of the Growth, Fixed Income and Government and Quality Bond Portfolios was September 5, 1984.

         The investment objectives and policies of the nine portfolios of the Trust are summarized below:

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

         ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation. This portfolio invests in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock picking approach.

         The GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests in core equity securities that are widely diversified by industry and company.

         The NATURAL RESOURCES PORTFOLIO seeks a total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. This portfolio invests primarily in equity securities of U.S. or foreign companies which are expected to provide favorable returns in periods of rising inflation.

         The GROWTH AND INCOME PORTFOLIO seeks to provide high current income and long-term capital appreciation. This portfolio invests primarily in securities that provide the potential for growth and offer income, such as dividend-paying stocks.

         The STRATEGIC MULTI-ASSET PORTFOLIO seeks high long-term total investment return. This portfolio actively allocates the Portfolio's assets among equity securities of U.S. and foreign companies, medium and small company equity securities, and global fixed income securities (including high-yield, high-risk bonds.)

         The MULTI-ASSET PORTFOLIO seeks long-term total investment return consistent with moderate investment risk. This portfolio actively allocates the Portfolio's assets among equity securities, investment grade fixed income securities and cash value.

         The HIGH YIELD PORTFOLIO seeks high current income. A secondary investment objective is capital appreciation. This portfolio invests at least 65% of its assets in high-yielding, high-risk, income-producing bonds and other fixed income securities.

         The GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal. This portfolio invests in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality corporate fixed income securities.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

         ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         The MONEY MARKET PORTFOLIO seeks current income consistent with stability of principal through investment in a diversified portfolio of money market instruments maturing in 397 days or less. The portfolio will maintain a dollar-weighted average portfolio maturity of not more than 90 days.

         Purchases and sales of shares of the portfolios of the Trust are valued at the net asset values of the shares on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded when received. Realized gains and losses on the sale of investments in the Trust are recognized at the date of sale and are determined on an average cost basis.

         Accumulation unit values are computed daily based on the total net assets of the Variable Accounts.

         The TARGET '98 PORTFOLIO is no longer available. This portfolio invested primarily in zero coupon securities and current, interest bearing, investment grade debt obligations which were issued by the U.S. Government, its agencies and instrumentalities, and both domestic and foreign corporations. These investments matured no later than November 15, 1998. If the Company did not receive reallocation instructions from contractholders before November 15, 1998, Contract Values were automatically reallocated to the Money Market Portfolio.

         The FOREIGN SECURITIES PORTFOLIO is no longer available. This portfolio invested in core equity securities issued by foreign companies. Effective at the close of business on August 6, 1999, shares of the Foreign Securities Portfolio were replaced with shares of the Strategic Multi-Asset Portfolio.

         The FIXED INCOME PORTFOLIO is no longer available. This portfolio invested primarily in investment grade bonds and other fixed income securities. Effective at the close of business on August 6, 1999, shares of the Fixed Income Portfolio were replaced with shares of the Government and Quality Bond Portfolio.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.       CHARGES AND DEDUCTIONS

         Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

         WITHDRAWAL CHARGE: The contract value may be withdrawn at any time during the accumulation period. There is a free withdrawal amount for the first withdrawal during a contract year after the first contract year. The free withdrawal amount is equal to 10% of aggregate purchase payments that remain subject to the withdrawal charge and that have not previously been withdrawn. Should a withdrawal exceed the free withdrawal amount, a withdrawal charge, in certain circumstances, is imposed and paid to the Company.

         Withdrawal charges vary in amount depending upon the number of years since the purchase payment being withdrawn was made. The withdrawal charge is deducted from the remaining contract value so that the actual reduction in contract value as a result of the withdrawal will be greater than the withdrawal amount requested and paid. For purposes of determining the withdrawal charge, withdrawals will be allocated to the oldest purchase payments first so that all withdrawals are allocated to purchase payments to which the lowest (if any) withdrawal charge applies.

         Any amount withdrawn which exceeds a free withdrawal may be subject to a withdrawal charge in accordance with the withdrawal charge table shown below:

                 Year since                           Applicable Withdrawal
              Purchase Payment                          Charge Percentage
              ----------------                        ---------------------
                  First                                         5%
                  Second                                        4%
                  Third                                         3%
                  Fourth                                        2%
                  Fifth                                         1%
                  Sixth and beyond                              0%

         ANNUITY CHARGE: Contractholders may elect a lump sum payment or one of three annuity options. Option 1 provides income for life with some installments guaranteed, Option 2 provides a joint and survivor annuity, and Option 3 provides income for a specified period. No annuity charge is assessed if Option 1 or Option 2 is elected. If a contractholder elects Option 3, an annuity charge equal to the withdrawal charge if the contract were surrendered may be applied. No annuity charge will be assessed if Option 3 is elected by a beneficiary under the death benefit.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

         CHARGES AND DEDUCTIONS (continued)

         RECORDS MAINTENANCE CHARGE: An annual records maintenance charge of $30 is charged against each contract, which reimburses the Company for expenses incurred in establishing and maintaining records relating to a contract. For contracts issued prior to September 1, 1987, the records maintenance charge will be assessed on December 31 of each calendar year. The charge will be waived on contracts for which the contract value is totally surrendered during the year. For contracts issued on or after September 1, 1987, the records maintenance charge will be assessed on each anniversary of the issue date of the contract. In the event that a total surrender of contract value is made, the charge will be assessed as of the date of surrender without proration.

         TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer of funds in excess of fifteen transactions within a contract year or if a transfer is made within 30 days of the issue date of the contract.

         PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. The Company currently intends to deduct premium taxes at the time of surrender, upon death of the contractholder or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred. Premium taxes generally range from 0% to 3.5%.

         MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, which total to an annual rate of 1.25% of the net asset value of each portfolio, computed on a daily basis. The mortality risk charge of 0.90% is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant, to waive the withdrawal charge in the event of the death of the annuitant and to provide a death benefit if the annuitant dies prior to the date annuity payments begin. The expense risk charge of 0.35% is compensation for the risk assumed by the Company that the cost of administering the contracts will exceed the amount received from the records maintenance charge and the administrative expense charge. Both of these charges are guaranteed by the Company and cannot be increased.

         ADMINISTRATIVE EXPENSE CHARGE: The Company deducts an administrative expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. The administrative expense charge is designed to cover those expenses which exceed the revenues from the records maintenance charge.

                          VARIABLE ANNUITY ACCOUNT ONE
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

         CHARGES AND DEDUCTIONS (continued)

         SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

3.       INVESTMENT IN ANCHOR SERIES TRUST

         The aggregate cost of the Trust's shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 1999 consist of the following:

                                                              Cost of Shares   Proceeds from
         Portfolio Investment                                    Acquired        Shares Sold
         -------------------------------                      --------------   -------------
         Foreign Securities Portfolio                          $  9,183,945     $ 35,782,231
         Capital Appreciation Portfolio                          91,522,308      115,024,477
         Growth Portfolio                                        26,250,579       59,990,152
         Natural Resources Portfolio                              2,766,406        4,558,565
         Growth and Income Portfolio                             12,079,248       14,785,314
         Strategic Multi-Asset Portfolio                         35,649,101       13,560,770
         Multi-Asset Portfolio                                   20,523,289       25,084,099
         High Yield Portfolio                                    11,246,946       15,310,969
         Fixed Income Portfolio                                   2,487,913       17,094,718
         Government and Quality Bond
               Portfolio                                         34,904,632       24,275,627
         Money Market Portfolio                                 123,848,372      126,323,302

4.       FEDERAL INCOME TAXES

         The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code ("the Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. The Separate Account is not treated as a regulated investment company under the Code.

                           PART C - OTHER INFORMATION


Item 24.     Financial Statements and Exhibits

(a)    Financial Statements


         The following financial statements are included in Part B of the Registration Statement:


                  Audited consolidated financial statements of Anchor National Life Insurance Company as of December 31, 1999, December 31, 1998 and September 30, 1998 and for the year ended December 31, 1999, for the three months ended December 31, 1998 and for each of the two fiscal years in the period ended September 30, 1998.

                  Audited financial statements of the Variable Annuity Account One as of December 31, 1999 and for each of the two years in the period ended December 31, 1999.


(b)    Exhibits
----------------
(1)      Resolutions Establishing Separate Account......     *
(2)      Custody Agreements.............................     Not Applicable
(3)      (a)  Distribution Contract.....................     *
         (b)  Form of Selling Agreement.................     *
(4)      Variable Annuity Contract......................     *
(5)      Application for Contract.......................     *
(6)      Depositor - Corporate Documents
         (a)  Certificate of Incorporation..............     *
         (b)  By-Laws...................................     *
(7)      Reinsurance Contract...........................     Not Applicable
(8)      Form of Fund Participation Agreement...........     *
(9)      Opinion of Counsel.............................     *
         Consent of Counsel.............................     *
(10)     Consent of Independent Accountants.............     Filed Herewith
(11)     Financial Statements Omitted from Item 23......     None
(12)     Initial Capitalization Agreement...............     Not Applicable
(13)     Performance Computations.......................     Not Applicable
(14)     Diagram and Listing of All Persons Directly
         or Indirectly Controlled By or Under Common
         Control with Anchor National Life Insurance
         Company, the Depositor of Registrant...........     Filed Herewith
(15)     Powers of Attorney.............................     *
(27)     Financial Data Schedules.......................     Not Applicable

* Filed January 30, 1998, Post-Effective Amendment 17 and Amendment 32 to this Registration Statement.


Item 25.  Directors and Officers of the Depositor

         The officers and directors of Anchor National Life Insurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


Name                                        Position
----                                        --------
Eli Broad                                   Chairman, President and
                                            Chief Executive Officer
Jay S. Wintrob                              Director and Executive Vice President
James R. Belardi                            Director and Senior Vice President
Susan L. Harris                             Director, Senior Vice President
                                            and Secretary
Mark H. Gamsin                              Director and Senior Vice President
Jana W. Greer                               Director and Senior Vice President
N. Scott Gillis                             Director and Senior Vice President

Edwin R. Raquel                      Senior Vice President and Chief Actuary
Scott H. Richland                    Vice President
Edward P. Nolan*                     Vice President
Gregory M. Outcalt                   Senior Vice President and Controller
David R. Bechtel                     Vice President and Treasurer
P. Daniel Demko, Jr.                 Vice President
Kevin J. Hart                        Vice President
J. Franklin Grey                     Vice President
Stewart R. Polakov                   Vice President
Lawrence M. Goldman                  Assistant Secretary
Christine A. Nixon                   Assistant Secretary

------------------
* 88 Bradley Road, P.O. Box 4005, Woodbridge, Connecticut 06525

Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant


        The Registrant is a separate account of Anchor National Life Insurance Company (Depositor). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14, which is incorporated herein by reference. As of January 4, 1999, Anchor National became an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787 filed March 30, 2000.


Item 27.   Number of Contract Owners


         As of December 31, 1999, the number of Contracts funded by Variable Annuity Account One was 22,963 of which 14,014 were Qualified Contracts and 8,949 were Non-Qualified Contracts.



Item 28.  Indemnification

         None.


Item 29.   Principal Underwriter


         Principal Underwriter SunAmerica Capital Services, Inc. serves as distributor to the Registrant, Presidential Variable Account One, FS Variable Separate Account, Variable Separate Account, FS Variable Annuity Account One, Variable Annuity Account Four, Variable Annuity Account Five and Variable Annuity Account Seven. SunAmerica Capital Services, Inc. also serves as the underwriter to the SunAmerica Income Funds, SunAmerica Equity Funds, SunAmerica Money Market Funds, Inc., Style Select Series, Inc. and the SunAmerica Strategic Investment Series, Inc., all issued by SunAmerica Asset Management Corp.


         Its principal business address is 733 Third Avenue, 4th Floor, New York, New York 10017. The following are the directors and officers of SunAmerica Capital Services, Inc.

         Name                               Position with Distributor
         ----                               ------------------------
         J. Steven Neamtz                   Director and President
         Robert M. Zakem                    Director, Executive Vice
                                            President, General Counsel and
                                              Assistant Secretary
         Peter Harbeck                      Director
         James Nichols                      Vice President
         Susan L. Harris                    Secretary
         Debbie Potash-Turner               Controller

                           Net
                           Distribution              Compensation
Name of                    Discounts and             on Redemption              Brokerage
Distributor                Commissions               Annuitization              Commission   Commissions*
------------               --------------            -------------              -----------  ------------
SunAmerica                 None                      None                       None         None
 Capital
 Services, Inc.

------------------

* The distribution fee is paid by Anchor National Life Insurance Company.



Item 30.   Location of Accounts and Records

         Anchor National Life Insurance Company, the Depositor for the Registrant, is located at 1 SunAmerica Center, Los Angeles, California 90067-6022. SunAmerica Capital Services, Inc., the distributor of the Contracts, is located at 733 Third Avenue, 4th Floor, New York, New York 10017. Each maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02100, maintains certain accounts and records pursuant to the instructions of the Registrant.


Item 31.  Management Services

         Not Applicable.

Item 32.  Undertakings

         Registrant undertakes to (1) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (3) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Item 33.  Representation

(a)  The Company hereby represents that it is relying upon a No-Action
     Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
         Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

(b) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: The Company represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES



         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 20th day of April, 2000.


                           VARIABLE ANNUITY ACCOUNT ONE
                                    (Registrant)

                           By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                                    (Depositor)


                           By: /s/ JAY S. WINTROB
                               ---------------------------------------------
                                    Jay S. Wintrob
                                    Executive Vice President


                           By: ANCHOR NATIONAL LIFE INSURANCE COMPANY
                         (Depositor, on behalf of itself and Registrant)


                           By: /s/ JAY S. WINTROB
                              ----------------------------------------------
                                    Jay S. Wintrob
                                    Executive Vice President

         As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacity and on the dates indicated.



SIGNATURE                  TITLE                                       DATE
---------                  -----                                       ----
ELI BROAD*                 President, Chief                       April 20, 2000
--------------------       Executive Officer and
Eli Broad                  Chairman of the Board
                           (Principal Executive
                               Officer)


MARC H. GAMSIN*            Senior Vice President
--------------------           and Director
Marc H. Gamsin


N. SCOTT GILLIS*            Senior Vice President
--------------------            and Director
N. Scott Gillis


JAMES R. BELARDI*                Director
--------------------
James R. Belardi


JANA W. GREER*                   Director
--------------------
Jana W. Greer

/s/ SUSAN L. HARRIS              Director                         April 20, 2000
--------------------
Susan L. Harris


JAY S. WINTROB*                  Director
--------------------
Jay S. Wintrob


* By: /s/ SUSAN L. HARRIS        Attorney-in-Fact
     --------------------
      Susan L. Harris



Date:  April 20, 2000



** KNOW ALL PERSONS BY THESE PRESENTS, that the person whose signature appears below hereby constitutes and appoints SUSAN L. HARRIS AND CHRISTINE A. NIXON or each of them, as his true and lawful attorneys-in-fact and agents, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign any and all amendments (including post-effective amendments) to this Registration Statement, and to file the same, with all exhibits thereto, and other documents in connection therewith, as fully to all intents as he might or could do in person, including specifically, but without limiting the generality of foregoing, to (i) take any action to comply with any rules, regulations or requirements of the Securities and Exchange Commission under the federal securities laws; (ii) make application for and secure any exemptions from the federal securities laws; (iii) register additional annuity contracts under the federal securities laws, if registration is deemed necessary. The undersigned hereby ratifies and confirms all that said attorneys-in-fact and agents or any of them, or their substitutes, shall do or cause to be done by virtue thereof.


**/s/ GREGORY M. OUTCALT         Senior Vice President           April 20, 2000
-------------------------        and Controller
Gregory M. Outcalt

                                  EXHIBIT INDEX

Exhibit                    Description
-------                    -----------

  10              Consent of Independent Accountants

  14              Diagram and Listing of All Persons Directly or Indirectly
                  Controlled by or Under Common Control with Anchor National
                  Life Insurance Company, the Depositor of Registrant
